                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6318

                     Consulting Group Capital Markets Funds
               (Exact name of registrant as specified in charter)

                    125 Broad Street, New York, NY         10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments


Annual Report                                                     [LOGO] TRAK(R)
March 31, 2004                          Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents

Shareholder Letter..........................................  1

Fund Performance............................................  4

Schedule of Investments.....................................  5

Schedule of Securities Sold Short........................... 21

Statement of Assets and Liabilities......................... 31

Statement of Operations..................................... 32

Statements of Changes in Net Assets......................... 33

Notes to Financial Statements............................... 34

Financial Highlights........................................ 40

Independent Auditors' Report................................ 41

Additional Information...................................... 42

Tax Information............................................. 45

Consulting Group
Capital Markets Funds

DEAR SHAREHOLDER:

The fiscal year ending March 31, 2004 produced returns that were significantly above average for long-positioned financial assets. Most of the risk aversions and concerns that produced negative asset class returns and market volatility in the previous fiscal year reversed. The Consulting Group Capital Markets Funds -- Multi-Strategy Market Neutral Investments ("Fund") lagged the returns of the equity and bond markets. The return for the Fund (2.33%) was positive for the twelve months ending March 31, 2004, but lagged equity market returns as investors returned to risk taking positions in stocks and bonds.

Our letter one year ago discussed global investors, preference to avoid investing in risky assets and their preference to hold perceived risk-less assets. At the time, global political concerns and on-going financial and economic credibility issues drove investors away from risk taking. Over the last twelve months, the economic recovery took hold and investors reversed their positions. In both the equity and fixed income markets, there is a simple analysis - the higher risk the asset class, or security, the higher the return. For example, in the fixed income markets, high yield bonds outperformed investment grade corporate bonds, which outperformed government bonds. In the equity markets, smaller cap issues outperformed larger cap issues. Investors also favored companies with greater sensitivity to the economic rebound over those that produce stable and consistent earnings growth. Many of these factors, combined with the falling short-term interest rates, produced conditions that were not favorable to the Fund, generating returns similar to equity markets and intermediate and long term bond markets.

Consulting Group, in its capacity as Investment Manager for the Fund, is responsible for overseeing and implementing the multiple strategies utilized -- Convertible Arbitrage, Merger Arbitrage and Equity Market Neutral. During the period, Consulting Group recommended, and the Board of Trustees approved, the hiring of Camden Asset Management and Freeman Associates Investment Management as additional investment advisers to the Fund.

For your review, we have included a brief description of each style:

 . Convertible Arbitrage: consists of buying debt securities, preferred stocks and other securities convertible into common stock and hedging a portion of the equity risk inherent in the securities. The hedging is achieved by selling short the common stock of the company. Calamos Asset Management and Camden Asset Management were responsible for this strategy during the period.

 . Equity Market Neutral: consists of purchasing stocks of companies the sub-advisor believes are undervalued and will outperform the equity markets. At the same time, the investment adviser sells short the stock of companies it believes are overvalued and will under-perform the markets. SSI Investment Management, Franklin Portfolio Associates, and Freeman Associates Investment Management were responsible for this strategy during the period.

 . Merger Arbitrage: the strategy is designed to profit from the successful completion of announced merger and acquisition transactions involving publicly owned companies. The Fund establishes merger arbitrage positions by purchasing the shares (a long position) of the target company at a discount to the value of the consideration offered in the merger or tender offer. A short sale position is initiated in the acquiring company. Pegasus Investments was responsible for this strategy during the period until March 26, 2004, at which time, they were terminated due to business concerns and the assets were allocated among the existing investment advisers.

For the twelve months ended March 31, 2004, the Fund returned 2.33%, outperforming its primary benchmark, the 3-Month T-Bill Index, which returned 0.97%. However, the Fund also compares its performance with the Lehman

Brothers Intermediate Government Credit Index and the S&P 500 Index, which returned 5.30% and 35.10%, respectively.

The 3-Month T-Bill Index is composed of one three-month U.S. Treasury Bill whose return is tracked until its maturity. The Lehman Brothers Intermediate Government Credit Index is composed of U.S. Government and Agency bonds and U.S. investment grade corporate bonds with maturities between 1 and 10 years. The S&P 500 Index is a broad-based unmanaged index of widely held common stocks. Unlike the Fund, the 3-Month T-Bill Index, Lehman Brothers Intermediate Government Credit Index, and the S&P 500 Index are unmanaged and do not include any deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Each of the investment advisers produced positive results for the Fund over the trailing twelve months. However, on a relative basis, the best performing strategy was Convertible Arbitrage. Throughout the entire period, the investment advisers witnessed low aggregate yields in the fixed income market, with short-term interest rates hovering at historic lows. In addition, low equity market volatility and record new convertible issuance during the summer of 2003 added to the challenging environment for Convertible Arbitrage investing. But at the start of the third quarter, tightening credit spreads and higher volatility eased the difficult conditions in the months that followed.

Within the Equity Market Neutral strategy, the investing environment proved to be a greater challenge. During the calendar year 2003, stocks with high risk, low price, and poor price momentum led the market sharply upward. However, the equity market reversed course in the beginning of 2004, and stocks with better fundamental characteristics, generally favored by the Fund's investment advisers, managed to outperform other sectors of the market. This allowed the strategy to finish the fiscal year strongly.

The Merger Arbitrage strategy began the twelve-month period far less than fully invested. This situation stemmed from the meager flow of potential M&A transactions on the tail end of a global equity bear market. But as the economy slowly started to recover and investors shifted back into the equity market, the number of announced M&A deals increased steadily, providing an opportunity for the strategy to become over 90% invested by mid-2003. However, despite the dramatic pickup of activity, the continued low interest rate environment and demand for relatively safe merger arbitrage opportunities narrowed the spreads and made many of the newly announced transactions less attractive.

While the financial markets produced solid gains for the trailing twelve months, these returns mask the significant levels of investor concern dealing with geopolitical risk and an uncertain economic recovery. As such, we continue to stress the importance of asset allocation and diversification of assets among multiple strategies and managers. We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Information About Your Fund

In recent months, the mutual fund industry has come under the scrutiny of federal and state regulators. Along with others in the industry, Smith Barney Fund Management LLC ("SBFM"), the adviser to your fund, and some of its affiliates have responded to requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues. The regulators appear to be examining, among other things, how fund managers dealt with market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. We have identified market timing in your fund, including an arrangement with an investor that permitted frequent trading to occur in your fund. We do not believe that arrangement involved selective portfolio disclosure or late trading. The arrangement was terminated early in 2001. Governmental review of these matters is continuing. Any resolution of this matter is not expected to have a financial impact on the fund.

We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,
/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

April 30, 2004

The Fund makes short sales of securities, which may result in losses greater than the amount invested. Although the Fund's strategies attempt to neutralize the effect of general trends in the equity markets, an investment in the Fund is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed-income securities, but have also experienced significantly more volatility on those returns. In addition to the risks associated with equity securities, convertible arbitrage also entails risks associated with fixed-income securities, such as interest rate and credit risk. There may be a risk of insufficient merger arbitrage investment opportunities and the risk that a proposed transaction is not completed, is negatively negotiated or is delayed and the price of the target company's securities declines. The Fund may engage in active and frequent trading which would increase the investor's tax liability and increase transaction costs, which would in turn, reduce the Fund's performance.

          Fund Highlights
          (unaudited)

The following graph depicts the performance of the Multi-Strategy Market Neutral Investments vs. the S&P 500 Index and 3-Month T-Bill Index.


 HISTORICAL PERFORMANCE SINCE INCEPTION THROUGH MARCH 31, 2004 MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

 Comparison of $10,000 investment in the Fund with the S&P 500 Index and 3-Month T-Bill Index
                                   [CHART]

                Multi-Strategy    Multi-Strategy
                Market Neutral    Market Neutral
                 Investments*      Investments       S&P 500      3-Month
               (With Trak Fee)  (Without Trak Fee)    Index     T-Bill Index
               ---------------  ------------------  ----------  ------------
    5/10/99        10,000            10,000           10,000       10,000
    3/00           10,655            10,798           11,304       10,462
    3/01           11,197            11,519            8,855       11,069
    3/02           11,604            12,119            8,877       11,360
    3/03           11,786            12,495            6,680       11,525
    3/31/04        11,881            12,787            9,018       11,637


The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The 3-Month T-Bill Index is composed of one 3-Month U.S. T-Bill whose return is tracked until its maturity. An investor cannot invest directly in an index.

It is the opinion of management that the 3-Month U.S. T-Bill Index more accurately reflects the current composition of the Fund than the S&P 500 Index. In future reporting, the 3-Month U.S. T-Bill Index will be used as a basis of comparison of total return performance rather than the S&P 500 Index.

The performance shown above represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 Average Annual Total Returns For the Period Ended March 31, 2004+++

 Multi-Strategy Market Neutral
 Investments                    Without TRAK Fee With TRAK Fee*
---------------------------------------------------------------
  Since inception (5/10/99)             5.15%         3.59%
  3 Year                                3.54          2.00
  1 Year                                2.33          0.81
-------------------------------------------------------------

* The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.50%.

+ Assumes the reinvestment of all distributions.

++The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

          Schedule of Investments
          March 31, 2004


 Shares                       Security                         Value
------------------------------------------------------------------------
COMMON STOCK (a) -- 49.3%

Aerospace and Defense -- 1.0%
    2,000 Alliant Techsystems Inc. (b).................... $     108,800
    5,675 Empresa Brasileira de Aeronautica S.A., ADR.....       182,167
    2,200 Goodrich Corp...................................        61,754
    7,200 L-3 Communications Holdings, Inc................       428,256
      800 Northrop Grumman Corp...........................        78,736
    1,800 Precision Castparts Corp........................        79,254
    7,260 Rockwell Collins, Inc...........................       229,489
    8,700 United Defense Industries, Inc. (b).............       276,573
    3,100 United Technologies Corp........................       267,530
                                                           -------------
                                                               1,712,559
                                                           -------------

Air Freight and Couriers -- 0.2%
    3,100 FedEx Corp......................................       232,996
    2,300 Ryder System, Inc...............................        89,079
                                                           -------------
                                                                 322,075
                                                           -------------

Airlines -- 0.1%
    9,000 Continental Airlines, Inc., Class B Shares (b)..       112,770
    9,550 Mesa Air Group, Inc. (b)........................        78,883
                                                           -------------
                                                                 191,653
                                                           -------------

Auto Components -- 0.6%
    7,510 American Axle & Manufacturing Holdings, Inc.
     (b)..................................................       276,743
    2,300 ArvinMeritor, Inc...............................        45,609
   15,400 Autoliv, Inc....................................       631,400
    5,725 Dana Corp.......................................       113,698
                                                           -------------
                                                               1,067,450
                                                           -------------

Automobiles -- 0.3%
    7,000 Ford Motor Co...................................        94,990
    4,500 General Motors Corp.............................       211,950
    5,370 Winnebago Industries, Inc.......................       167,383
                                                           -------------
                                                                 474,323
                                                           -------------

Banks -- 4.6%
    1,600 Bank of America Corp............................       129,568
    2,425 Bank of Hawaii Corp.............................       112,350
    1,000 CCBT Financial Cos., Inc........................        36,900
    2,825 City National Corp..............................       169,217
    4,086 CNB Florida Bancshares, Inc.....................       101,047
    3,700 The Colonial BancGroup, Inc.....................        68,450
    5,100 Cullen/Frost Bankers, Inc.......................       218,076
    1,800 Fifth Third Bancorp.............................        99,666
   10,500 First Tennessee National Corp...................       500,850
   20,900 FleetBoston Financial Corp. (c).................       938,410
   24,000 Franklin Financial Corp.........................       757,440
    2,050 GreenPoint Financial Corp.......................        89,605
    5,450 Hudson City Bancorp, Inc........................       206,228
   16,370 Independence Community Bank Corp................       667,077
    3,850 Mellon Financial Corp...........................       120,466
    3,700 National City Corp..............................       131,646
   17,575 National Commerce Financial Corp................       502,821
   10,554 New York Community Bancorp, Inc.................       361,791

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                        Security                         Value
-------------------------------------------------------------------------

Banks -- 4.6% (continued)
    4,715 North Fork Bancorp., Inc.......................... $    199,539
    3,500 PNC Financial Services Group......................      193,970
    5,500 Popular, Inc......................................      237,050
   10,350 Provident Financial Services, Inc.................      193,442
   15,224 Resource Bankshares Corp..........................      496,302
        1 The South Financial Group, Inc....................           30
    5,272 Southern Financial Bancorp, Inc...................      235,131
    7,635 Sovereign Bancorp, Inc............................      163,542
   12,227 Staten Island Bancorp, Inc........................      304,208
   12,100 U.S. Bancorp......................................      334,565
    4,600 Wachovia Corp.....................................      216,200
    2,000 Wells Fargo & Co..................................      113,340
    6,305 Zions Bancorp.....................................      360,646
                                                             ------------
                                                                8,259,573
                                                             ------------

Beverages -- 0.5%
    3,950 Anheuser-Busch Cos., Inc..........................      201,450
   13,200 Coca-Cola Enterprises Inc.........................      319,044
    4,700 PepsiAmericas, Inc................................       95,974
    8,475 The Pepsi Bottling Group, Inc.....................      252,131
                                                             ------------
                                                                  868,599
                                                             ------------

Biotechnology -- 0.2%
    1,500 Charles River Laboratories International, Inc.
     (b)....................................................       64,275
      200 Genentech, Inc. (b)...............................       21,164
    1,700 Gen-Probe Inc. (b)................................       56,797
   14,800 Human Genome Sciences, Inc. (b)...................      185,444
    1,300 ImClone Systems Inc. (b)..........................       66,118
    2,300 Protein Design Labs, Inc. (b).....................       54,786
                                                             ------------
                                                                  448,584
                                                             ------------

Building Products -- 0.3%
    2,150 American Standard Cos. Inc. (b)...................      244,563
    3,700 Masco Corp........................................      112,628
    3,850 York International Corp...........................      151,344
                                                             ------------
                                                                  508,535
                                                             ------------

Chemicals -- 0.8%
    2,600 Airgas, Inc.......................................       55,380
    1,900 Cytec Industries Inc..............................       67,583
    5,300 The Dow Chemical Co...............................      213,484
    7,660 Hercules Inc. (b).................................       87,937
    2,000 Monsanto Co.......................................       73,340
    4,250 PPG Industries, Inc...............................      247,775
    2,795 The Scotts Co., Class A Shares (b)................      179,299
    8,000 Sigma-Aldrich Corp................................      442,720
                                                             ------------
                                                                1,367,518
                                                             ------------

Commercial Services and Supplies -- 0.9%
      100 Alliance Data Systems Corp. (b)...................        3,355
    6,550 ARAMARK Corp., Class B Shares.....................      179,535
   15,455 Cendant Corp......................................      376,947
    4,000 Convergys Corp. (b)...............................       60,800
    1,500 Deluxe Corp.......................................       60,150

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                     Security                    Value
-----------------------------------------------------------------

Commercial Services and Supplies -- 0.9% (continued)
    2,400     R.R. Donnelley & Sons Co.............. $     72,600
    6,830     Tetra Tech, Inc. (b)..................      146,572
    2,800     University of Phoenix Online (b)......      243,656
    2,900     Viad Corp.............................       70,093
    8,800     Waste Management, Inc.................      265,584
    2,500     West Corp. (b)........................       62,250
                                                     ------------
                                                        1,541,542
                                                     ------------

Communications Equipment -- 1.0%
    2,400     ADTRAN, Inc...........................       72,072
    5,830     Avocent Corp. (b).....................      214,486
   15,400     Corning Inc. (b)......................      172,172
    3,400     Harris Corp...........................      164,594
   35,200     Lucent Technologies Inc. (b)..........      144,672
   10,075     Nokia Oyj, Sponsored ADR..............      204,321
   12,450     Polycom, Inc. (b).....................      264,313
    6,800     QUALCOMM Inc..........................      451,656
    2,200     Scientific-Atlanta, Inc...............       71,148
                                                     ------------
                                                        1,759,434
                                                     ------------

Computers and Peripherals -- 0.5%
    3,850     Avid Technology, Inc. (b).............      177,600
   17,775     Quantum Corp. (b).....................       65,767
    9,600     SanDisk Corp. (b).....................      272,352
    7,675     Storage Technology Corp. (b)..........      213,595
    5,440     Synaptics Inc. (b)....................       95,418
    6,300     Western Digital Corp. (b).............       70,749
                                                     ------------
                                                          895,481
                                                     ------------

Construction and Engineering -- 0.1%
    5,100     Jacobs Engineering Group Inc. (b).....      227,460
    4,200     McDermott International, Inc. (b).....       35,238
                                                     ------------
                                                          262,698
                                                     ------------

Construction Materials -- 0.0%
       39     Eagle Materials Inc...................        2,295
      134     Eagle Materials Inc., Class B Shares..        7,826
                                                     ------------
                                                           10,121
                                                     ------------

Containers and Packaging -- 0.5%
    1,700     AptarGroup, Inc.......................       65,280
    3,180     Ball Corp.............................      215,540
    5,800     Bemis Co., Inc........................      150,800
    3,900     Owens-Illinois, Inc. (b)..............       48,516
   11,860     Pactiv Corp. (b)......................      263,885
    1,300     Temple-Inland Inc.....................       82,342
                                                     ------------
                                                          826,363
                                                     ------------

Diversified Financials -- 2.1%
    4,900     A.G. Edwards, Inc.....................      191,688
   14,425     Ameritrade Holding Corp. (b)..........      222,145
    5,300     The Bear Stearns Cos., Inc............      464,704
    1,700     Capital One Financial Corp............      128,231
    2,000     CIT Group Inc.........................       76,100

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                          Security                           Value
-----------------------------------------------------------------------------

Diversified Financials -- 2.1% (continued)
    1,333 Countrywide Financial Corp............................ $    127,835
   11,900 Doral Financial Corp..................................      418,880
    6,300 E*TRADE Financial Corp. (b)...........................       84,105
    3,200 Friedman, Billings, Ramsey Group, Inc., Class A
     Shares.....................................................       86,368
    2,400 IndyMac Bancorp, Inc..................................       87,096
    8,925 J.P. Morgan Chase & Co................................      374,404
    3,600 Lehman Brothers Holdings Inc..........................      298,332
   14,175 MBNA Corp.............................................      391,655
    2,400 Merrill Lynch & Co., Inc..............................      142,944
    1,200 New Century Financial Corp............................       58,272
        7 NTL Inc. (b)..........................................          394
    2,200 Principal Financial Group, Inc........................       78,386
   10,865 Providian Financial Corp. (b).........................      142,332
    4,525 State Street Corp.....................................      235,888
    1,700 WFS Financial Inc. (b)................................       73,644
                                                                 ------------
                                                                    3,683,403
                                                                 ------------

Diversified Telecommunication Services -- 0.2%
    4,500 AT&T Corp.............................................       88,065
    2,100 BellSouth Corp........................................       58,149
      300 CenturyTel, Inc.......................................        8,247
    6,575 PTEK Holdings, Inc. (b)...............................       60,424
      700 SpectraSite, Inc. (b).................................       25,970
    6,500 Sprint Corp. -- FON Group.............................      119,795
                                                                 ------------
                                                                      360,650
                                                                 ------------

Electric Utilities -- 1.6%
    7,400 The AES Corp. (b).....................................       63,122
    6,200 CenterPoint Energy, Inc...............................       70,866
    4,495 Constellation Energy Group............................      179,575
   23,800 DPL Inc...............................................      446,250
   12,000 Edison International..................................      291,480
    4,000 Entergy Corp..........................................      238,000
    1,950 Exelon Corp...........................................      134,298
   10,500 Great Plains Energy Inc...............................      354,795
   21,100 Northeast Utilities...................................      393,515
   10,040 PG&E Corp. (b)........................................      290,859
      200 Pinnacle West Capital Corp............................        7,870
      200 Texas Genco Holdings, Inc.............................        7,150
    2,300 TXU Corp..............................................       65,918
    6,150 Wisconsin Energy Corp.................................      197,722
    3,900 Xcel Energy, Inc......................................       69,459
                                                                 ------------
                                                                    2,810,879
                                                                 ------------

Electrical Equipment -- 0.6%
    5,870 Emerson Electric Co...................................      351,730
   10,900 Energizer Holdings, Inc. (b)..........................      508,921
    6,675 Rockwell Automation, Inc..............................      231,422
                                                                 ------------
                                                                    1,092,073
                                                                 ------------

Electronic Equipment and Instruments -- 1.6%
    7,925 Agilent Technologies, Inc. (b)........................      250,668
    8,140 Amphenol Corp., Class A Shares (b)....................      241,758
   10,700 Arrow Electronics, Inc. (b)...........................      272,422

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                      Security                       Value
---------------------------------------------------------------------

Electronic Equipment and Instruments -- 1.6% (continued)
    3,500    Avnet, Inc. (b)............................ $     85,715
    5,700    AVX Corp...................................       93,993
    2,500    Benchmark Electronics, Inc. (b)............       78,700
    4,400    Broadcom Corp., Class A Shares (b).........      172,348
    5,495    Global Imaging Systems, Inc. (b)...........      182,544
   23,700    Ingram Micro Inc., Class A Shares (b)......      428,970
   14,600    PerkinElmer, Inc...........................      302,074
   18,700    Sanmina-SCI Corp. (b)......................      205,887
    2,965    ScanSource, Inc. (b).......................      142,142
   15,175    Symbol Technologies, Inc...................      209,415
    4,075    Thermo Electron Corp. (b)..................      115,241
                                                         ------------
                                                            2,781,877
                                                         ------------

Energy Equipment and Services -- 1.1%
    8,950    ENSCO International Inc....................      252,121
   20,705    FMC Technologies, Inc. (b).................      559,656
    8,200    Halliburton Co.............................      249,198
    8,925    Maverick Tube Corp. (b)....................      210,184
    4,300    Patterson-UTI Energy, Inc. (b).............      152,263
    5,775    Schlumberger Ltd...........................      368,734
    5,525    Transocean Inc. (b)........................      154,092
                                                         ------------
                                                            1,946,248
                                                         ------------

Food and Drug Retailing -- 0.4%
    3,600    7-Eleven, Inc. (b).........................       54,612
    7,630    CVS Corp...................................      269,339
    5,025    NeighborCare, Inc. (b).....................      121,856
    9,975    SUPERVALU INC..............................      304,637
    1,700    Winn-Dixie Stores, Inc.....................       12,920
                                                         ------------
                                                              763,364
                                                         ------------

Food Products -- 0.6%
    6,550    Chiquita Brands International, Inc. (b)....      136,568
    4,425    General Mills, Inc.........................      206,559
    5,425    H.J. Heinz Co..............................      202,298
    2,350    Hershey Foods Corp.........................      194,697
    6,575    Kellogg Co.................................      258,003
    5,765    SunOpta Inc. (b)...........................       57,016
    5,100    Tyson Foods, Inc., Class A Shares..........       92,055
                                                         ------------
                                                            1,147,196
                                                         ------------

Gas Utilities -- 1.0%
    4,450    Kinder Morgan, Inc.........................      280,439
   18,450    MDU Resources Group, Inc...................      433,390
    2,300    National Fuel Gas Co.......................       56,580
   10,230    ONEOK, Inc.................................      230,686
    8,750    Sempra Energy..............................      278,250
   13,190    Southwestern Energy Co. (b)................      318,143
    4,300    WGL Holdings Inc...........................      129,430
                                                         ------------
                                                            1,726,918
                                                         ------------

Healthcare Equipment and Supplies -- 0.9%
    2,100    Apogent Technologies Inc. (b)..............       64,428
   12,600    Applera Corp. -- Applied Biosystems Group..      249,228

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                       Security                            Value
------------------------------------------------------------------------------

Healthcare Equipment and Supplies -- 0.9% (continued)
    1,000 Bausch & Lomb Inc.................................      $     59,970
    4,225 Beckman Coulter, Inc..............................           230,431
    4,060 Bio-Rad Laboratories, Inc., Class A Shares (b)....           228,862
   10,200 Cytyc Corp. (b)...................................           226,950
    6,050 Medtronic, Inc....................................           288,887
    1,200 Millipore Corp. (b)...............................            61,656
    1,800 Varian Medical Systems, Inc. (b)..................           155,358
                                                                  ------------
                                                                     1,565,770
                                                                  ------------

Healthcare Providers and Services -- 1.7%
    2,200 Apria Healthcare Group Inc. (b)...................            65,868
    2,225 CIGNA Corp........................................           131,320
   10,100 Community Health Systems Inc. (b).................           281,083
   10,400 Coventry Health Care, Inc. (b)....................           440,232
    2,000 DaVita, Inc. (b)..................................            95,500
    5,400 Health Net Inc. (b)...............................           134,622
    2,600 Henry Schein, Inc. (b)............................           185,692
   20,700 Humana Inc. (b)...................................           393,714
   16,300 McKesson Corp.....................................           490,467
    8,950 Omnicell, Inc. (b)................................           177,300
    2,300 PacifiCare Health Systems, Inc. (b)...............            90,965
   10,960 Select Medical Corp...............................           183,032
    8,000 Service Corp. International (b)...................            59,760
    4,375 United Surgical Partners International, Inc. (b)..           148,488
    3,900 Universal Health Services, Inc., Class B Shares...           179,673
                                                                  ------------
                                                                     3,057,716
                                                                  ------------

Hotels, Restaurants and Leisure -- 1.3%
   12,000 Caesars Entertainment, Inc. (b)....................          156,480
    3,400 Carnival Corp......................................          152,694
   17,975 CBRL Group, Inc....................................          712,529
    1,600 Cedar Fair, L.P....................................           55,952
    4,800 Mandalay Resort Group..............................          274,848
    3,700 Marriott International, Inc., Class A Shares.......          157,435
   12,250 McDonald's Corp....................................          349,983
      800 Ruby Tuesday, Inc..................................           25,720
    6,325 Sunterra Corp. (b).................................           85,641
   14,390 Triarc Cos., Inc., Class A Shares..................          157,427
    5,775 Wendy's International, Inc.........................          234,985
                                                                  ------------
                                                                     2,363,694
                                                                  ------------

Household Durables -- 2.3%
   13,150 The Black & Decker Corp............................          748,761
    4,300 Centex Corp........................................          232,458
   17,150 D.R. Horton, Inc...................................          607,624
   96,525 Fleetwood Enterprises, Inc. (b)....................        1,185,327
    5,400 Fortune Brands, Inc................................          413,802
    1,200 KB HOME............................................           96,960
   10,900 La-Z-Boy Inc.......................................          237,184
      900 M.D.C. Holdings, Inc...............................           63,360
      100 NVR, Inc. (b)......................................           46,000
      900 The Ryland Group, Inc..............................           79,947
    4,100 The Stanley Works..................................          174,988
    3,800 Whirlpool Corp.....................................          261,706
                                                                  ------------
                                                                     4,148,117
                                                                  ------------

                       See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                          Security                           Value
-----------------------------------------------------------------------------

Household Products -- 0.1%
    1,600 Kimberly-Clark Corp................................... $    100,960
                                                                 ------------

Industrial Conglomerates -- 0.2%
    1,300 Carlisle Cos. Inc.....................................       73,645
    5,490 Textron Inc...........................................      291,794
                                                                 ------------
                                                                      365,439
                                                                 ------------

Information Technology Consulting and Services -- 0.1%
    1,300 Affiliated Computer Services, Inc., Class A Shares
     (b)........................................................       67,470
    2,000 Computer Sciences Corp. (b)...........................       80,660
    4,500 Unisys Corp. (b)......................................       64,260
                                                                 ------------
                                                                      212,390
                                                                 ------------

Insurance -- 2.7%
    2,000 ACE Ltd...............................................       85,320
    4,400 AFLAC INC.............................................      176,616
    3,950 The Allstate Corp.....................................      179,567
    2,600 American Financial Group, Inc.........................       77,558
    1,400 The Chubb Corp........................................       97,356
    3,600 Cincinnati Financial Corp.............................      156,420
    2,700 Conseco, Inc. (b).....................................       62,532
   15,418 Cotton States Life Insurance Co.......................      309,131
    2,360 Everest Re Group, Ltd.................................      201,638
   14,802 Fidelity National Financial, Inc......................      586,159
   17,700 First American Corp...................................      538,434
    2,200 Fremont General Corp..................................       67,320
    2,500 The Hartford Financial Services Group, Inc............      159,250
    2,400 HealthExtras, Inc. (b)................................       27,552
    6,030 Infinity Property & Casualty Corp.....................      189,523
   16,266 John Hancock Financial Services, Inc..................      710,662
    4,100 MetLife, Inc..........................................      146,288
    2,000 Nationwide Financial Services, Inc., Class A Shares...       72,100
    2,800 Odyssey Re Holdings Corp..............................       75,600
    3,000 Old Republic International Corp.......................       73,680
    1,800 The Progressive Corp..................................      157,680
    9,000 Protective Life Corp..................................      337,050
    4,060 Prudential Financial, Inc.............................      181,807
    1,950 W. R. Berkley Corp....................................       77,766
    3,500 Willis Group Holdings Ltd.............................      130,200
                                                                 ------------
                                                                    4,877,209
                                                                 ------------

Internet and Catalog Retail -- 0.1%
    4,735 InterActiveCorp (b)...................................      149,579
                                                                 ------------

Internet Software and Services -- 0.3%
    4,000 Akamai Technologies, Inc. (b).........................       52,560
   13,725 Digitas Inc. (b)......................................      141,230
   14,700 DoubleClick Inc. (b)..................................      165,375
   10,400 Openwave Systems Inc. (b).............................      138,736
                                                                 ------------
                                                                      497,901
                                                                 ------------

Leisure Equipment and Products -- 0.3%
    6,100 Brunswick Corp........................................      249,063
    4,050 Marvel Enterprises, Inc. (b)..........................       77,720
    7,925 Mattel, Inc...........................................      146,137
                                                                 ------------
                                                                      472,920
                                                                 ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                               Security                                 Value
----------------------------------------------------------------------------------------

Machinery -- 1.7%
   18,210 AGCO Corp. (b)................................................... $    377,129
    3,275 Briggs & Stratton Corp...........................................      220,964
    1,450 CNH Global N.V...................................................       27,144
    1,200 Cummins Inc......................................................       70,140
    4,075 Danaher Corp.....................................................      380,483
    5,395 Deere & Co.......................................................      373,927
    5,400 Eaton Corp.......................................................      303,426
    4,410 Ingersoll-Rand Co., Class A Shares...............................      298,337
    3,200 Oshkosh Truck Corp...............................................      178,240
    5,117 PACCAR Inc.......................................................      287,780
    4,750 Parker Hannifin Corp.............................................      268,375
    3,825 Terex Corp. (b)..................................................      141,410
    7,125 UNOVA, Inc. (b)..................................................      153,971
                                                                            ------------
                                                                               3,081,326
                                                                            ------------

Marine -- 0.1%
    4,500 Overseas Shipholding Group, Inc..................................      164,250
                                                                            ------------

Media -- 1.3%
    5,600 Belo Corp., Class A Shares.......................................      155,456
    4,800 EchoStar Communications Corp., Class A Shares (b)................      157,200
   10,400 Fox Entertainment Group, Inc., Class A Shares (b)................      281,840
      800 Hearst-Argyle Television, Inc....................................       21,512
    2,300 John Wiley & Sons, Inc., Class A Shares..........................       68,839
   19,060 Liberty Media Corp., Class A Shares (b)..........................      208,707
   10,346 Metro-Goldwyn-Mayer Inc. (b).....................................      180,020
    8,600 The News Corp. Ltd., Sponsored ADR...............................      309,428
   25,085 Time Warner Inc. (b).............................................      422,933
   11,088 UnitedGlobalCom, Inc., Class A Shares (b)........................       94,137
    8,335 Viacom Inc., Class B Shares......................................      326,815
    1,100 The Walt Disney Co...............................................       27,489
    4,600 XM Satellite Radio Holdings Inc., Class A Shares (b).............      128,800
                                                                            ------------
                                                                               2,383,176
                                                                            ------------

Metals and Mining -- 0.6%
    3,800 Alcoa Inc........................................................      131,822
    8,335 Inco Ltd. (b)....................................................      288,641
    4,525 Newmont Mining Corp..............................................      211,001
    3,975 Peabody Energy Corp..............................................      184,877
    3,545 POSCO, ADR.......................................................      125,458
    1,600 Southern Peru Copper Corp........................................       64,720
    1,700 United States Steel Corp.........................................       63,359
                                                                            ------------
                                                                               1,069,878
                                                                            ------------

Multi-Line Retail -- 1.1%
    7,600 BJ's Wholesale Club, Inc. (b)....................................      193,420
    9,050 Dollar General Corp..............................................      173,760
   10,190 Federated Department Stores, Inc.................................      550,770
    2,300 The May Department Stores Co.....................................       79,534
    4,400 Nordstrom, Inc...................................................      175,560
   23,400 Saks Inc. (b)....................................................      411,840
    7,600 Sears, Roebuck and Co............................................      326,496
    5,475 ShopKo Stores, Inc. (b)..........................................       80,045
                                                                            ------------
                                                                               1,991,425
                                                                            ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                    Security                      Value
------------------------------------------------------------------

Multi-Utilities -- 0.3%
   12,100 Dynegy Inc., Class A Shares (b)............ $     47,916
   15,000 NiSource Inc...............................      318,750
    3,200 Questar Corp...............................      116,608
   10,850 The Williams Cos., Inc.....................      103,835
                                                      ------------
                                                           587,109
                                                      ------------

Office Electronics -- 0.2%
   21,900 IKON Office Solutions, Inc.................      280,320
   10,425 Xerox Corp. (b)............................      151,892
                                                      ------------
                                                           432,212
                                                      ------------

Oil and Gas -- 2.8%
      600 Amerada Hess Corp..........................       39,168
   13,640 Anadarko Petroleum Corp....................      707,370
    3,200 Burlington Resources Inc...................      203,616
   38,700 Chesapeake Energy Corp.....................      518,580
    3,100 ChevronTexaco Corp.........................      272,118
    5,895 ConocoPhillips.............................      411,530
    1,400 Devon Energy Corp..........................       81,410
    2,400 Exxon Mobil Corp...........................       99,816
    2,900 Frontline Ltd..............................       83,665
    5,600 Kerr-McGee Corp............................      288,400
   11,375 Magnum Hunter Resources, Inc. (b)..........      115,343
   20,400 Marathon Oil Corp..........................      686,868
    3,925 Newfield Exploration Co. (b)...............      188,125
    6,490 Occidental Petroleum Corp..................      298,865
    8,800 Patina Oil & Gas Corp......................      231,000
    3,260 Pioneer Natural Resources Co...............      105,298
    5,475 Pogo Producing Co..........................      251,138
    4,750 Spinnaker Exploration Co. (b)..............      170,620
    1,500 Sunoco, Inc................................       93,570
    1,600 Valero Energy Corp.........................       95,936
                                                      ------------
                                                         4,942,436
                                                      ------------

Paper and Forest Products -- 0.8%
    7,200 Boise Cascade Corp.........................      249,480
    7,900 Georgia-Pacific Corp.......................      266,151
   19,000 Louisiana-Pacific Corp.....................      490,200
    4,200 MeadWestvaco Corp..........................      118,818
    1,992 Rayonier Inc...............................       87,070
    2,100 Weyerhaeuser Co............................      137,550
                                                      ------------
                                                         1,349,269
                                                      ------------

Personal Products -- 0.1%
    5,045 The Estee Lauder Cos., Inc., Class A
     Shares .........................................      223,695
    1,500 Nu Skin Enterprises, Inc., Class A Shares..       30,225
                                                      ------------
                                                           253,920
                                                      ------------

Pharmaceuticals -- 1.4%
    8,725 Abbott Laboratories........................      358,598
    2,100 Andrx Corp. (b)............................       57,120
   19,400 Bristol-Myers Squibb Co....................      470,062
    3,800 Endo Pharmaceuticals Holdings Inc. (b).....       92,796
    2,700 IVAX Corp. (b).............................       61,479

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                  Security                   Value
---------------------------------------------------------------

Pharmaceuticals -- 1.4% (continued)
    5,675 Johnson & Johnson....................... $    287,836
    8,600 Medco Health Solutions, Inc. (b)........      292,400
    1,000 MGI Pharma, Inc. (b)....................       61,260
    2,700 Mylan Laboratories Inc..................       61,371
   16,700 Perrigo Co..............................      334,835
    9,125 Valeant Pharmaceuticals International...      217,814
    5,400 Watson Pharmaceuticals, Inc. (b)........      231,066
                                                   ------------
                                                      2,526,637
                                                   ------------

Real Estate -- 0.8%
   11,380 American Financial Realty Trust.........      192,891
    3,700 Annaly Mortgage Management Inc..........       72,335
    2,100 Boston Properties, Inc..................      114,051
    1,400 CBL & Associates Properties, Inc........       85,876
    1,600 Cousins Properties, Inc.................       52,464
    5,255 General Growth Properties, Inc..........      184,713
    1,400 Hospitality Properties Trust............       64,960
    2,000 iStar Financial Inc.....................       84,600
    2,200 The Rouse Co............................      117,920
    6,225 Taubman Centers, Inc....................      156,683
    2,500 Thornburg Mortgage, Inc.................       77,750
    3,700 Trizec Properties, Inc..................       63,455
    2,900 Ventas, Inc.............................       79,692
                                                   ------------
                                                      1,347,390
                                                   ------------

Road and Rail -- 0.4%
    2,400 Burlington Northern Santa Fe Corp.......       75,600
    9,950 J.B. Hunt Transport Services, Inc. (b)..      280,292
    4,300 Norfolk Southern Corp...................       94,987
    2,900 Swift Transportation Co., Inc. (b)......       49,793
    4,080 Yellow Roadway Corp. (b)................      137,374
                                                   ------------
                                                        638,046
                                                   ------------

Semiconductor Equipment and Products -- 1.5%
    7,125 Altera Corp. (b)........................      145,706
    3,500 Amkor Technology, Inc. (b)..............       51,205
   11,100 Applied Materials, Inc. (b).............      237,318
    9,900 Atmel Corp. (b).........................       64,350
    9,700 Conexant Systems, Inc. (b)..............       59,752
   11,600 Cypress Semiconductor Corp. (b).........      237,452
    5,600 Intel Corp..............................      152,320
    9,700 Maxim Integrated Products, Inc..........      456,773
   10,400 MEMC Electronic Materials, Inc. (b).....       95,160
   12,650 National Semiconductor Corp. (b)........      562,040
    7,900 ON Semiconductor Corp. (b)..............       59,566
    4,200 QLogic Corp. (b)........................      138,642
   18,800 RF Micro Devices, Inc. (b)..............      159,048
    6,450 Texas Instruments Inc...................      188,469
                                                   ------------
                                                      2,607,801
                                                   ------------

Software -- 0.6%
   18,000 Activision, Inc. (b)....................      284,760
    9,700 Citrix Systems, Inc. (b)................      209,714
    3,900 Electronic Arts Inc. (b)................      210,444

                       See Notes to Financial Statements.

          Schedule of Investments
          (continued)


 Shares                            Security                                Value
------------------------------------------------------------------------------------

Software -- 0.6% (continued)
    1,100 Jack Henry & Associates, Inc................................ $      21,186
    5,100 SAP AG, Sponsored ADR.......................................       200,481
    1,500 Take-Two Interactive Software, Inc. (b).....................        55,170
    6,800 Transaction Systems Architects, Inc., Class A Shares (b)....       157,352
                                                                       -------------
                                                                           1,139,107
                                                                       -------------

Specialty Retail -- 2.9%
    2,500 Advance Auto Parts, Inc. (b)................................       101,675
    5,195 Aeropostale, Inc. (b).......................................       188,371
    2,700 AnnTaylor Stores Corp. (b)..................................       115,560
   21,100 AutoNation, Inc. (b)........................................       359,755
    2,150 AutoZone, Inc. (b)..........................................       184,835
    8,000 Barnes & Noble, Inc. (b)....................................       260,800
    5,170 Best Buy Co., Inc...........................................       267,392
    3,600 Blockbuster Inc., Class A Shares............................        63,000
    3,400 Borders Group, Inc..........................................        80,716
   11,025 Claire's Stores, Inc........................................       229,761
   14,800 Foot Locker, Inc............................................       381,840
    8,725 The Gap, Inc................................................       191,252
   12,300 The Home Depot, Inc.........................................       459,528
    4,030 Hughes Supply, Inc..........................................       211,172
   12,300 Limited Brands..............................................       246,000
    3,160 Michaels Stores, Inc........................................       153,639
    8,807 Pacific Sunwear of California, Inc. (b).....................       216,124
    5,700 PETCO Animal Supplies, Inc. (b).............................       160,626
    2,700 Pier 1 Imports, Inc.........................................        63,990
    6,090 Regis Corp..................................................       270,640
   10,400 Rent-A-Center, Inc. (b).....................................       343,096
   15,000 The Sherwin-Williams Co.....................................       576,450
    5,500 Toys "R" Us, Inc. (b).......................................        92,400
    2,600 United Rentals, Inc. (b)....................................        46,202
                                                                       -------------
                                                                           5,264,824
                                                                       -------------

Textiles and Apparel -- 0.5%
    4,250 Liz Claiborne, Inc..........................................       155,932
    8,475 Maxwell Shoe Co. Inc., Class A Shares (b)...................       190,772
    9,000 Reebok International Ltd....................................       372,150
    1,000 The Timberland Co., Class A Shares (b)......................        59,450
    7,555 Tommy Hilfiger Corp. (b)....................................       128,435
                                                                       -------------
                                                                             906,739
                                                                       -------------

Tobacco -- 0.1%
    2,600 Altria Group, Inc...........................................       141,570
                                                                       -------------

Wireless Telecommunication Services -- 1.3%
   77,170 AT&T Wireless Services Inc. (b).............................     1,050,284
   29,775 Nextel Communications, Inc., Class A Shares (b).............       736,336
    2,700 NII Holdings Inc., Class B Shares (b).......................        94,581
   16,300 PanAmSat Corp. (b)..........................................       399,024
                                                                       -------------
                                                                           2,280,225
                                                                       -------------
          TOTAL COMMON STOCK (Cost -- $77,261,257)....................    87,748,151
                                                                       -------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


  Shares                               Security                                Value
----------------------------------------------------------------------------------------
ESCROW SHARES (b) -- 0.0%
     8,283 Seagate Technology, Inc. (Cost -- $0)........................... $          0
                                                                            ------------
PREFERRED STOCK (a) -- 8.0%

Aerospace/Defense -- 0.9%
    12,400 Northrop Grumman Corp., 7.000% Exchangeable 4/4/21..............    1,602,700
                                                                            ------------

Auto Manufacturers -- 2.7%
    42,800 Ford Motor Co., Capital Trust II, 6.500% Exchangeable 1/15/32...    2,270,540
    82,000 General Motors Corp., 6.250% Exchangeable 7/15/33...............    2,510,020
                                                                            ------------
                                                                               4,780,560
                                                                            ------------

Banks -- 1.3%
    58,300 National Australia Bank Ltd., 7.875% Exchangeable 12/31/49......    2,291,190
                                                                            ------------

Healthcare Products -- 0.7%
    24,000 Baxter International Inc., 7.000% Exchangeable 2/16/06..........    1,296,000
                                                                            ------------

Home Builders -- 0.3%
    25,000 Fleetwood Capital Trust II, 9.500% Exchangeable 2/15/13.........      600,000
                                                                            ------------

Insurance -- 0.4%
    19,500 Phoenix Cos., Inc., 7.000% Exchangeable 11/13/05................      737,353
                                                                            ------------

Internet -- 0.2%
     4,700 Indymac Capital Trust I, 6.000% Exchangeable 11/14/31...........      296,429
                                                                            ------------

Machinery -- Diversified -- 0.5%
    13,200 Cummins Capital Trust I, 7.000% Exchangeable 6/15/31............      919,050
                                                                            ------------

Office/Business Equipment -- 0.9%
    20,000 Xerox Corp., 7.500% Exchangeable 11/27/21 (d)...................    1,667,500
                                                                            ------------

Oil and Gas -- 0.1%
     1,700 Chesapeake Energy Corp., 5.000% Exchangeable 12/31/49...........      188,063
                                                                            ------------
           TOTAL PREFERRED STOCK
           (Cost -- $12,560,698)...........................................   14,378,845
                                                                            ------------

   Face
  Amount
-----------
CORPORATE CONVERTIBLE BONDS AND NOTES (a) -- 31.0%

Advertising -- 2.2%
$1,000,000 Interpublic Group of Cos., Inc., Sr. Notes, 4.500% due 3/15/23..    1,518,750
 1,200,000 Lamar Advertising Co., Sr. Notes, 2.875% due 12/31/10...........    1,305,000
           Omnicom Group, Sr. Notes:
   500,000   Zero coupon due 6/15/33.......................................      511,875
   500,000   Zero coupon due 6/15/33 (d)...................................      511,875
                                                                            ------------
                                                                               3,847,500
                                                                            ------------

Aerospace/Defense -- 1.0%
   400,000 Alliant Techsystems Inc., Sr. Sub. Notes, 2.750% due 2/15/24 (d)      408,000
 1,200,000 Edo Corp., Sub. Notes, 5.250% due 4/15/07.......................    1,302,000
                                                                            ------------
                                                                               1,710,000
                                                                            ------------

Airlines -- 1.3%
   400,000 American Airlines Inc., Sr. Notes, 4.250% due 9/23/23 (d).......      398,000
   800,000 AMR Corp., Notes, 4.500% due 2/15/24............................      712,000

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


   Face
  Amount                                  Security                                    Value
-----------------------------------------------------------------------------------------------
Airlines -- 1.3% (continued)
$   460,000 Atlantic Coast Airlines Holdings Inc., Bonds, 6.000% due 2/15/34 (d)   $    444,475
    700,000 ExpressJet Holdings Inc., 4.250% due 8/1/23..........................       727,125
                                                                                   ------------
                                                                                      2,281,600
                                                                                   ------------
Apparel -- 0.3%
    550,000 Reebok International Ltd., Debentures, 4.250% due 3/1/21.............       587,125
                                                                                   ------------
Biotechnology -- 3.5%
    900,000 Affymetrix Inc., Sr. Notes, 0.750% due 12/15/33 (d)..................     1,158,750
    900,000 Celgene Corp., Sr. Notes, 1.750% due 6/1/08..........................     1,087,875
  1,250,000 ICOS Corp., Sub. Notes, 2.000% due 7/1/23............................     1,184,375
            Invitrogen Corp., Sr. Notes:
    500,000   2.000% due 8/1/23..................................................       642,500
    500,000   2.000% due 8/1/23 (d)..............................................       642,500
    850,000   1.500% due 2/15/24 (d).............................................       831,937
    450,000 Protein Design Labs Inc., Sub. Notes, 2.750% due 8/16/23 (d).........       637,875
                                                                                   ------------
                                                                                      6,185,812
                                                                                   ------------
Commercial Services -- 0.5%
    800,000 Kroll Inc., Sub. Notes, 1.750% due 1/15/14 (d).......................       847,000
                                                                                   ------------
Computers -- 3.1%
  1,000,000 Cadence Design Systems Inc., Sr. Notes, zero coupon due 8/15/23 (d)..     1,137,500
  1,180,000 Ciber Inc., Sr. Sub. Debentures, 2.875% due 12/15/23 (d).............     1,318,650
  1,000,000 DST Systems Inc., Debentures, 4.125% due 8/15/23 (d).................     1,263,750
    770,000 Electronics for Imaging, Sr. Notes, 1.500% due 6/1/23 (d)............       871,063
    900,000 Radisys Corp., Sub. Notes, 1.375% due 11/15/23 (d)...................     1,017,000
                                                                                   ------------
                                                                                      5,607,963
                                                                                   ------------
Electric -- 0.6%
  1,000,000 Duke Energy Corp., Bonds, 1.750% due 5/15/23.........................     1,081,250
                                                                                   ------------
Electronics -- 2.1%
  1,200,000 Agilent Technologies Inc., Debentures, 3.000% due 12/1/21............     1,362,000
  1,150,000 Flextronics International Ltd., Notes, 1.000% due 8/1/10.............     1,543,875
    700,000 Flir Systems Inc., Sr. Notes, 3.000% due 6/1/23......................       825,125
                                                                                   ------------
                                                                                      3,731,000
                                                                                   ------------
Healthcare-Products -- 0.4%
    450,000 Advanced Medical Optics Inc., 3.500% due 4/15/23.....................       633,375
                                                                                   ------------
Insurance -- 1.3%
  1,500,000 AmerUs Group Co., Bonds, 2.000% due 3/6/32...........................     1,828,125
            Odyssey Re Holdings Corp., Debentures:
    100,000   4.375% due 6/15/22.................................................       134,250
    300,000   4.375% due 6/15/22 (d).............................................       402,750
                                                                                   ------------
                                                                                      2,365,125
                                                                                   ------------
Internet -- 0.6%
    350,000 Equinix Inc., Sub. Notes, 2.500% due 2/15/24 (d).....................       403,813
    500,000 Yahoo! Inc., Sr. Notes, zero coupon due 4/1/08.......................       676,875
                                                                                   ------------
                                                                                      1,080,688
                                                                                   ------------
Leisure Time -- 0.5%
    720,000 Navigant International Inc., Sub. Notes, 4.875% due 11/1/23 (d)......       958,500
                                                                                   ------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)

   Face
  Amount                                   Security                                      Value
--------------------------------------------------------------------------------------------------
Lodging -- 1.0%
$ 1,690,000 Hilton Hotels Corp., Sr. Notes, 3.375% due 4/15/23...................... $   1,820,975
                                                                                     -------------

Media -- 1.3%
  2,000,000 Liberty Media Corp., Debentures, 0.750% due 3/30/23 (d).................     2,280,000
                                                                                     -------------

Mining -- 0.5%
    500,000 Freeport-McMoRan Copper & Gold Inc., Sr. Notes, 7.000% due 2/11/11......       808,750
                                                                                     -------------

Miscellaneous Manufacturers -- 1.1%
    900,000 Actuant Corp., Sr. Sub. Notes, 2.000% due 11/15/23 (d)..................     1,107,000
  2,025,000 Roper Industries Inc., Bonds, 1.481% due 1/15/34........................       885,937
                                                                                     -------------
                                                                                         1,992,937
                                                                                     -------------

Oil and Gas Services -- 0.5%
    750,000 Halliburton Co., Sr. Notes, 3.125% due 7/15/23..........................       845,625
                                                                                     -------------

Pharmaceuticals -- 0.5%
    820,000 Corixa Corp., Debentures, 4.250% due 7/1/08.............................       826,150
                                                                                     -------------

Real Estate -- 0.8%
  1,500,000 Host Marriott L.P., Debentures, 3.250% due 4/15/24 (d)..................     1,515,000
                                                                                     -------------

Retail -- 1.5%
    360,000 Dick's Sporting Goods Inc., Sr. Notes, 1.606% due 2/18/24 (d)...........       262,350
    650,000 Gap Inc., Sr. Notes, 5.750% due 3/15/09.................................       943,313
  1,150,000 Genesco Inc., Sub. Notes, 4.125% due 6/15/23............................     1,528,063
                                                                                     -------------
                                                                                         2,733,726
                                                                                     -------------

Software -- 2.2%
  1,375,000 Computer Associates International Inc., Sr. Notes, 1.625% due 12/15/09..     2,083,125
  1,000,000 Concord Communications Inc., Bonds, 3.000% due 12/15/23 (d).............       942,500
    800,000 Red Hat Inc., Sub. Debentures, 0.500% due 1/15/24 (d)...................       943,000
                                                                                     -------------
                                                                                         3,968,625
                                                                                     -------------

Telecommunications -- 3.3%
    700,000 Adaptec Inc., Sr. Sub. Notes, 0.750% due 12/22/23 (d)...................       734,125
    900,000 American Tower Corp., Sr. Notes, 3.250% due 8/1/10......................     1,121,625
    900,000 Commonwealth Telephone Enterprises Inc., Bonds, 3.250% due 7/15/23 (d)..       939,375
  1,025,000 Finisar Corp., Sub. Notes, 2.500% due 10/15/10 (d)......................       975,031
    750,000 Lucent Technologies Inc., Debentures, 2.750% due 6/15/25................     1,180,312
    820,000 Tekelec, Sr. Sub. Notes, 2.250% due 6/15/08 (d).........................       951,200
                                                                                     -------------
                                                                                         5,901,668
                                                                                     -------------

Toys/Games/Hobbies -- 0.9%
    500,000 Hasbro Inc., Debentures, 2.750% due 12/1/21.............................       597,500
    900,000 Jakks Pacific Inc., Sr. Notes, 4.625% due 6/15/23.......................       973,125
                                                                                     -------------
                                                                                         1,570,625
                                                                                     -------------
            TOTAL CORPORATE CONVERTIBLE BONDS AND NOTES
            (Cost -- $51,573,645)...................................................    55,181,019
                                                                                     -------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $141,395,600)..................................................   157,308,015
                                                                                     -------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (continued)


    Face
  Amount                                     Security                                      Value
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.7%
$18,361,000 State Street Bank and Trust Co. dated 3/31/04, 0.900% due 4/1/04; Proceeds at maturity -- $18,361,459; (Fully collateralized by U.S. Treasury Bonds,
             6.875% due 8/15/25; Market value -- $18,742,750).......................... $ 18,361,000
  2,500,000 UBS Warburg Securities Inc. dated 3/31/04, 1.000% due 4/1/04; Proceeds at maturity -- $2,500,069; (Fully collateralized by U.S. Treasury Bills due
             5/13/04 to 9/23/04; Market value -- $2,550,000)...........................    2,500,000
                                                                                        ------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $20,861,000)..........................   20,861,000
                                                                                        ------------
            TOTAL INVESTMENTS -- 100.0% (Cost -- $162,256,600**)....................... $178,169,015
                                                                                        ============

--------
(a) Securities have been segregated for short sale transactions and option contracts (Notes 4 and 6).
(b) Non-income producing security.
(c) Subsequent to the reporting period, the company was acquired by Bank of America Corp.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
**  Aggregate cost for Federal income tax purposes is $163,567,163.

    Abbreviations used in this schedule:
    ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          Options Written
          March 31, 2004


Contracts                            Security                             Expiration Strike Price   Value
-----------------------------------------------------------------------------------------------------------
   41     Esperion Therapeutics, Inc. Call (Premiums received -- $19,967)    7/04       $30.0     $(20,500)
                                                                                                  ========

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          March 31, 2004



Shares                        Security                              Value
----------------------------------------------------------------------------
COMMON STOCK
  3,900 21st Century Insurance Group...........................  $    56,160
  8,800 3Com Corp.*............................................       62,128
 26,940 99 Cents Only Stores*..................................      657,875
  6,325 Able Laboratories, Inc.*...............................      123,527
  1,500 Accredo Health, Inc.*..................................       57,150
 16,200 Actuant Corp., Class A Shares*.........................      635,526
 28,000 Adaptec, Inc.*.........................................      245,280
 13,200 Advanced Medical Optics, Inc.*.........................      322,080
 10,400 Advanced Micro Devices, Inc.*..........................      168,792
 22,200 Affymetrix, Inc.*......................................      749,250
  1,800 AFLAC INC..............................................       72,252
 18,800 AGCO Corp.*............................................      389,348
 24,200 Agilent Technologies, Inc.*............................      765,446
  2,020 Air Products and Chemicals, Inc........................      101,242
  3,245 Albany International Corp., Class A Shares.............       87,258
  7,650 Albemarle Corp.........................................      221,850
  6,025 Albertson's, Inc.......................................      133,454
  4,000 Alcan Inc..............................................      179,160
  3,800 Alcoa Inc..............................................      131,822
  6,100 Allergan, Inc..........................................      513,376
  2,400 Alliant Techsystems Inc.*..............................      130,560
  1,800 Allied Capital Corp....................................       54,522
    800 Allmerica Financial Corp.*.............................       27,640
  1,700 AMB Property Corp......................................       63,189
  7,300 Amerada Hess Corp......................................      476,544
 11,625 Ameren Corp............................................      535,796
  3,800 American Eagle Outfitters, Inc.*.......................      102,448
  3,950 American Electric Power Co., Inc.......................      130,034
  5,250 American Express Co....................................      272,212
  6,650 American Greetings Corp., Class A Shares*..............      151,420
  3,950 American International Group, Inc......................      281,833
    600 American National Insurance Co.........................       53,694
 45,400 American Tower Corp., Class A Shares*..................      515,290
  6,300 AmeriCredit Corp.*.....................................      107,289
 36,700 AmerUs Group Co........................................    1,480,845
 17,260 AMETEK, Inc............................................      442,546
  1,200 Amgen Inc.*............................................       69,804
 38,400 AMR Corp.*.............................................      488,832
 10,100 Amylin Pharmaceuticals, Inc.*..........................      239,269
 21,900 Andrew Corp.*..........................................      383,250
  7,500 Andrx Corp.*...........................................      204,000
  8,220 Annaly Mortgage Management Inc.........................      160,701
    860 Anthem, Inc.*..........................................       77,950
 10,150 Apache Corp............................................      438,175
  1,800 Apartment Investment & Management Co., Class A Shares..       55,962
    200 Apollo Group, Inc., Class A Shares*....................       17,222
 12,405 Apple Computer, Inc.*..................................      335,555
  7,670 Applera Corp. -- Applied Biosystems Group..............      151,713
  5,900 Applied Materials, Inc.*...............................      126,142
  9,600 Aqua America Inc.......................................      208,128
  4,275 Arch Coal, Inc.........................................      134,192
  5,525 Archstone-Smith Trust..................................      163,043
  3,900 ArthroCare Corp.*......................................       90,129
  8,225 Arthur J. Gallagher & Co...............................      267,888
  7,925 Artisan Components, Inc.*..............................      176,648

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                        Security                            Value
----------------------------------------------------------------------------
    2,400 Ashland Inc.......................................... $    111,576
   11,605 AT&T Corp............................................      227,110
    9,900 AT&T Wireless Services Inc.*.........................      134,739
   16,030 Atlantic Coast Airlines Holdings, Inc.*..............      116,538
    5,125 Avalonbay Communities, Inc...........................      274,598
    2,310 Avery Dennison Corp..................................      143,705
   15,900 AVX Corp.............................................      262,191
    5,900 Aztar Corp.*.........................................      144,609
    8,010 Baldor Electric Co...................................      184,070
   12,480 Bank of America Corp.................................    1,010,630
    8,300 Bank of Hawaii Corp..................................      384,539
    5,425 The Bank of New York Co., Inc........................      170,888
      303 Banknorth Group, Inc.................................       10,314
    3,900 Barr Pharmaceuticals Inc.*...........................      179,010
   44,600 Baxter International Inc.............................    1,377,694
    3,465 BB&T Corp............................................      122,315
    4,100 BEA Systems, Inc.*...................................       52,316
    1,075 Beazer Homes USA, Inc................................      113,853
    1,200 Bed Bath & Beyond Inc.*..............................       50,112
       76 Berkshire Hathaway Inc., Class B Shares*.............      236,437
    1,100 Biogen Idec Inc.*....................................       61,160
    3,900 The BISYS Group, Inc.*...............................       65,364
    1,200 BlackRock, Inc., Class A Shares......................       73,404
   12,445 The Boeing Co........................................      511,116
    1,600 BorgWarner, Inc......................................      135,728
    9,000 Boston Scientific Corp.*.............................      381,420
    5,140 Bowater Inc..........................................      224,258
   10,700 Boyd Gaming Corp.....................................      244,923
    5,100 Brinker International, Inc.*.........................      193,443
    1,200 Broadcom Corp., Class A Shares*......................       47,004
   38,625 Brocade Communications Systems, Inc.*................      257,242
    9,675 Brookline Bancorp, Inc...............................      154,316
    1,900 Brown & Brown, Inc...................................       73,644
    7,125 Burlington Northern Santa Fe Corp....................      224,438
    1,400 C.H. Robinson Worldwide, Inc.........................       58,100
    2,200 Cablevision Systems New York Group, Class A Shares*..       50,336
      900 Cabot Microelectronics Corp.*........................       38,016
   57,398 Cadence Design Systems, Inc.*........................      846,047
    8,025 Callaway Golf Co.....................................      152,315
    2,440 Cal-Maine Foods, Inc.................................       86,864
    1,200 Camden Property Trust................................       53,940
    3,000 CapitalSource Inc.*..................................       67,350
    8,200 Capitol Federal Financial............................      294,380
    3,175 Cardinal Health, Inc.................................      218,757
   10,100 CarMax, Inc.*........................................      294,920
    3,000 Carnival Corp........................................      134,730
    4,650 Caterpillar Inc......................................      367,676
    1,100 CDW Corp.............................................       74,371
   11,069 Celgene Corp.*.......................................      527,438
      700 CenterPoint Properties Trust.........................       57,750
    1,700 Certegy Inc..........................................       59,534
    5,700 The Charles Schwab Corp..............................       66,177
   12,200 The Cheesecake Factory Inc.*.........................      562,786
    6,200 Chesapeake Energy Corp...............................       83,080
    1,500 Chico's FAS, Inc.*...................................       69,600
    1,000 Chiron Corp.*........................................       44,010

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                    Security                        Value
--------------------------------------------------------------------
    8,475 ChoicePoint Inc.*............................ $    322,304
   44,250 CIBER, Inc.*.................................      486,750
   10,200 CIENA Corp.*.................................       50,694
    5,480 Cincinnati Financial Corp....................      238,106
      800 Cinergy Corp.................................       32,712
    1,300 Cintas Corp..................................       56,537
   10,100 CIT Group Inc................................      384,305
    4,200 Citizens Communications Co.*.................       54,348
    4,400 Cleco Corp...................................       83,732
   14,300 CNA Financial Corp.*.........................      394,108
    1,200 Coach, Inc.*.................................       49,188
      374 Cole National Corp., Class A Shares*.........        8,254
    2,900 Comcast Corp., Class A Shares*...............       83,346
    6,300 Commonwealth Telephone Enterprises, Inc.*....      258,363
   54,900 Computer Associates International, Inc.......    1,474,614
   10,725 Computer Network Technology Corp.*...........       85,800
    3,280 Computer Sciences Corp.*.....................      132,282
    2,900 Comverse Technology, Inc.*...................       52,606
    7,475 ConAgra Foods, Inc...........................      201,377
   20,900 Concord Communications, Inc.*................      301,169
    6,975 Consolidated Edison, Inc.....................      307,598
    5,500 Constellation Brands, Inc., Class A Shares*..      176,550
    8,995 Convergys Corp.*.............................      136,724
    1,300 Cooper Cameron Corp.*........................       57,265
   41,000 Corixa Corp.*................................      262,515
    4,700 Corning Inc.*................................       52,546
    5,875 Costco Wholesale Corp.*......................      220,665
    2,100 Covance Inc.*................................       72,324
    4,200 Crown Castle International Corp.*............       53,046
    1,700 CSX Corp.....................................       51,493
    9,750 Cummins Inc..................................      569,888
    6,100 CyberGuard Corp.*............................       60,085
    1,400 Cymer, Inc.*.................................       54,054
    4,395 DaimlerChrysler AG...........................      183,447
    5,400 Dana Corp....................................      107,244
    4,200 Darden Restaurants, Inc......................      104,118
    7,145 Dean Foods Co.*..............................      238,643
    1,700 Dell Inc.*...................................       57,154
    5,100 Delphi Corp..................................       50,796
    8,850 Devon Energy Corp............................      514,628
    6,800 DeVry, Inc.*.................................      205,020
    9,550 Diamond Offshore Drilling, Inc...............      231,014
    1,300 Dick's Sporting Goods, Inc.*.................       75,582
    7,100 Diebold, Inc.................................      341,652
    8,335 Dillard's, Inc., Class A Shares..............      159,699
   11,375 Dominion Resources, Inc......................      731,412
    5,725 Dover Corp...................................      221,958
    5,800 The Dow Chemical Co..........................      233,624
      700 Dreyer's Grand Ice Cream Holdings, Inc.......       55,391
   15,265 DST Systems, Inc.*...........................      692,268
    4,600 DTE Energy Co................................      189,290
      666 Duane Reade Inc.*............................       11,282
   29,700 Duke Energy Corp.............................      671,220
    1,500 Duke Realty Corp.............................       52,080
   12,400 E. I. du Pont de Nemours and Co..............      523,528
      500 The E.W. Scripps Co., Class A Shares.........       50,555

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                         Security                            Value
-----------------------------------------------------------------------------
    9,300 Eastman Chemical Co................................... $    396,924
   17,200 Eastman Kodak Co......................................      450,124
    1,200 Eaton Corp............................................       67,428
    1,400 Eaton Vance Corp......................................       53,368
    4,725 eBay Inc.*............................................      327,584
    4,900 EchoStar Communications Corp., Class A Shares*........      160,475
    6,900 Eclipsys Corp.*.......................................       93,012
   13,500 EDO Corp..............................................      325,080
    8,000 El Paso Corp..........................................       56,880
   25,050 Electronics for Imaging, Inc.*........................      615,478
    3,190 Eli Lilly and Co......................................      213,411
   12,900 EMC Corp.*............................................      175,569
    1,700 Emulex Corp.*.........................................       36,193
      700 Enbridge Energy Partners, L.P.........................       35,798
    3,200 Engineered Support Systems, Inc.......................      156,128
   11,600 ENSCO International Inc...............................      326,772
    2,200 Enterprise Products Partners L.P......................       51,634
    5,000 Entravision Communications Corp., Class A Shares*.....       44,850
    3,000 EOG Resources, Inc....................................      137,670
    5,000 Equinix, Inc.*........................................      181,055
    1,400 Equitable Resources, Inc..............................       62,188
    7,800 Equity Office Properties Trust........................      225,342
    9,310 Equity Residential....................................      277,903
    9,900 Erie Indemnity Co., Class A Shares....................      477,774
    4,165 Esterline Technologies Corp.*.........................      103,500
    6,095 Ethan Allen Interiors Inc.............................      251,480
    8,260 Expeditors International of Washington, Inc...........      326,187
      900 Express Scripts, Inc.*................................       67,131
   20,300 ExpressJet Holdings, Inc.*............................      252,532
    2,900 Extended Stay America, Inc............................       56,173
    9,200 Exxon Mobil Corp......................................      382,628
   14,100 F.N.B. Corp...........................................      311,610
    4,600 Family Dollar Stores, Inc.............................      165,370
    1,250 Fannie Mae............................................       92,938
    8,425 Fastenal Co...........................................      452,338
    4,200 Federal Signal Corp...................................       83,370
    8,985 Federated Investors, Inc., Class B Shares.............      282,399
    2,300 Fifth Third Bancorp...................................      127,351
  186,500 Finisar Corp.*........................................      406,570
    2,000 The First Marblehead Corp.*...........................       58,921
   15,900 First National Bankshares of Florida..................      279,363
   13,200 FirstEnergy Corp......................................      515,856
      338 Fisher Scientific International Inc.*.................       18,604
  133,775 Fleetwood Enterprises, Inc.*..........................    1,642,757
   63,050 Flextronics International Ltd.*.......................    1,085,721
    9,250 FLIR Systems, Inc.*...................................      352,610
    1,500 Fluor Corp............................................       58,035
   66,500 Ford Motor Co.........................................      902,405
    1,400 Forest City Enterprises, Inc., Class A Shares.........       75,390
    1,800 Forest Laboratories, Inc.*............................      128,916
    7,250 Forest Oil Corp.*.....................................      183,062
    2,950 FPL Group, Inc........................................      197,208
      900 Franklin Resources, Inc...............................       50,112
    3,500 Freddie Mac...........................................      206,710
   12,100 Freeport-McMoRan Copper & Gold, Inc., Class B Shares..      472,989

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                        Security                           Value
---------------------------------------------------------------------------
   18,443 Fulton Financial Corp............................... $    410,726
    4,875 Gannett Co., Inc....................................      429,683
   20,800 The Gap, Inc........................................      455,936
    3,550 Garmin Ltd..........................................      151,620
   10,400 Gateway, Inc.*......................................       54,912
    1,950 General Dynamics Corp...............................      174,194
   10,900 General Electric Co.................................      332,668
   36,200 General Motors Corp.................................    1,705,020
   31,200 Genesco Inc.*.......................................      723,216
    6,350 Gentex Corp.........................................      275,463
    8,010 Genuine Parts Co....................................      262,087
    1,700 Genzyme Corp.*......................................       79,968
    4,305 Goodrich Corp.......................................      120,841
    1,875 Granite Construction Inc............................       44,569
   12,900 Grant Prideco, Inc.*................................      199,950
    7,710 Great Lakes Chemical Corp...........................      183,884
    6,000 Halliburton Co......................................      182,340
   12,295 Hanover Compressor Co.*.............................      148,647
    1,300 Harley-Davidson, Inc................................       69,342
    7,200 The Hartford Financial Services Group, Inc..........      458,640
   11,550 Hasbro, Inc.........................................      251,213
    8,500 Hawaiian Electric Industries, Inc...................      440,640
   17,450 HCA Inc.............................................      708,819
    8,900 Health Management Associates, Inc., Class A Shares..      206,569
    4,900 Herman Miller, Inc..................................      130,487
   15,600 Hilb, Rogal and Hamilton Co.........................      594,360
   43,330 Hilton Hotels Corp..................................      704,113
   16,300 Honeywell International Inc.........................      551,755
   48,900 Host Marriott Corp.*................................      624,942
   12,500 Hudson City Bancorp, Inc............................      473,000
   13,142 ICOS Corp.*.........................................      486,911
    4,010 IDACORP, Inc........................................      119,899
    3,200 IDT Corp.*..........................................       63,584
    3,600 IMC Global Inc......................................       51,480
    8,200 Independence Community Bank Corp....................      334,150
   11,860 IndyMac Bancorp, Inc................................      430,399
    6,040 Insituform Technologies, Inc., Class A Shares*......       94,405
    9,300 Instinet Group Inc.*................................       65,565
    9,525 Integrated Circuit Systems, Inc.*...................      238,411
    1,263 InterActiveCorp*....................................       39,906
   17,200 InterDigital Communications Corp.*..................      300,656
    5,205 International Business Machines Corp................      478,027
   11,275 International Paper Co..............................      476,482
    1,300 International Speedway Corp., Class A Shares........       61,100
   96,300 The Interpublic Group of Cos., Inc.*................    1,481,094
      900 Intuit Inc.*........................................       40,392
    6,700 Investment Technology Group, Inc.*..................      102,510
    1,300 Investors Financial Services Corp...................       53,716
   17,043 Invitrogen Corp.*...................................    1,221,813
    9,890 iPass Inc.*.........................................      108,098
    1,400 Iron Mountain Inc.*.................................       62,482
    8,625 IVAX Corp.*.........................................      196,391
    1,400 J.C. Penney Co., Inc................................       48,692
    1,300 Jacobs Engineering Group Inc.*......................       57,980
   27,900 JAKKS Pacific, Inc.*................................      418,500
   22,400 Janus Capital Group Inc.............................      366,912

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                          Security                              Value
--------------------------------------------------------------------------------
    6,930 Johnson Controls, Inc.................................... $    409,910
    1,400 Jones Apparel Group, Inc.................................       50,610
    3,700 Jos. A. Bank Clothiers, Inc.*............................      133,200
    3,039 Juniper Networks, Inc.*..................................       79,044
    8,810 K2 Inc.*.................................................      141,224
    1,225 Kennametal Inc...........................................       50,556
   15,550 KeyCorp..................................................      471,010
    6,635 KeySpan Corp.............................................      253,590
    1,804 Kinder Morgan Management, LLC*...........................       76,309
    7,400 King Pharmaceuticals, Inc.*..............................      124,616
    4,300 KLA-Tencor Corp.*........................................      216,505
    1,400 Kohl's Corp.*............................................       67,662
    1,400 Krispy Kreme Doughnuts, Inc.*............................       48,076
   14,500 Kroll Inc.*..............................................      389,325
    3,800 L-3 Communications Holdings, Inc.........................      226,024
    1,300 Lafarge North America Inc................................       52,845
   21,825 Lamar Advertising Co.*...................................      877,801
    4,865 Landstar System, Inc.*...................................      199,173
    1,600 Leapfrog Enterprises, Inc.*..............................       30,960
    9,400 Lee Enterprises, Inc.....................................      424,692
      805 Lehman Brothers Holdings Inc.............................       66,710
   11,900 Lexar Media, Inc.*.......................................      197,064
   10,600 Liberty Media Corp., Class A Shares*.....................      116,070
    5,510 LifePoint Hospitals, Inc.*...............................      178,193
    1,200 Linear Technology Corp...................................       44,424
    6,325 Linens 'n Things, Inc.*..................................      223,968
    9,000 LNR Property Corp........................................      481,770
      800 Loews Corp...............................................       47,248
  211,225 Lucent Technologies Inc.*................................      868,135
   18,500 Lyondell Chemical Co.....................................      274,540
    4,100 The Macerich Co..........................................      220,990
    2,300 Mandalay Resort Group....................................      131,698
    2,430 The Manitowoc Co., Inc...................................       71,879
    1,708 Manulife Financial Corp..................................       63,452
      200 Markel Corp.*............................................       57,580
    1,000 Marriott International, Inc., Class A Shares.............       42,550
    2,100 Marsh & McLennan Cos., Inc...............................       97,230
      900 Martek Biosciences Corp.*................................       51,300
   13,905 Martha Stewart Living Omnimedia, Inc., Class A Shares*...      152,955
    6,020 Masco Corp...............................................      183,249
    2,375 Massey Energy Co.........................................       52,416
    1,100 Maxim Integrated Products, Inc...........................       51,799
    9,175 McCormick & Co., Inc.....................................      307,546
    2,900 McKesson Corp............................................       87,261
    2,200 MeadWestvaco Corp........................................       62,238
   11,700 Medicis Pharmaceutical Corp., Class A Shares.............      468,000
   20,600 Mentor Graphics Corp.*...................................      367,092
   13,875 Mercury Interactive Corp.*...............................      621,600
    4,600 Metro-Goldwyn-Mayer Inc.*................................       80,040
    3,145 Mettler-Toledo International Inc.*.......................      139,638
      600 Micron Technology, Inc.*.................................       10,026
    1,975 Minerals Technologies Inc................................      112,773
    8,425 Molex Inc................................................      256,036
    2,300 Monster Worldwide Inc.*..................................       60,260
    2,000 The MONY Group Inc.*.....................................       62,880
    3,000 Morgan Stanley...........................................      171,900

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                    Security                      Value
------------------------------------------------------------------
   16,600 National Australia Bank Ltd., Sponsored ADR $  1,965,606
    1,800 National Commerce Financial Corp...........       51,498
    3,450 National Instruments Corp..................      108,537
   30,200 Navigant International, Inc.*..............      543,600
    9,500 Navistar International Corp.*..............      435,575
    8,500 NCO Group, Inc.*...........................      198,645
    3,200 Network Associates, Inc.*..................       57,600
    1,000 Neurocrine Biosciences, Inc.*..............       59,100
    1,300 The New York Times Co., Class A Shares.....       57,460
    5,500 Newell Rubbermaid Inc......................      127,600
    8,500 Newport Corp.*.............................      142,120
    2,675 Noble Energy, Inc..........................      125,993
    2,123 North Fork BanCorp.........................       89,845
    1,400 Northern Border Partners, L.P..............       58,940
    4,926 Northern Trust Corp........................      229,502
    6,400 Northrop Grumman Corp......................      629,888
   13,200 Novellus Systems, Inc.*....................      419,628
    9,876 NPTest Holding Corp.*......................      149,523
        7 NTL Inc.*..................................          394
      800 Nucor Corp.................................       49,184
   10,675 NVIDIA Corp.*..............................      282,781
   11,275 Odyssey Re Holdings Corp...................      304,425
   12,360 Office Depot, Inc.*........................      232,615
    3,644 Omnicom Group Inc..........................      292,431
   12,035 Oracle Corp.*..............................      144,540
      500 Oshkosh Truck Corp.........................       27,850
    6,800 Owens-Illinois, Inc.*......................       89,174
    8,750 Packaging Corp. of America.................      197,400
    3,660 Palm Harbor Homes, Inc.*...................       76,714
    6,100 Parker Hannifin Corp.......................      344,650
    2,400 Patina Oil & Gas Corp......................       63,000
    3,050 Patterson Dental Co.*......................      209,260
    5,500 Patterson-UTI Energy, Inc.*................      194,755
    1,300 Paychex, Inc...............................       46,280
   18,675 Payless ShoeSource, Inc.*..................      260,703
    3,000 Peabody Energy Corp........................      139,530
    8,700 People's Bank..............................      404,463
    6,900 The Pep Boys -- Manny, Moe & Jack..........      191,475
   15,300 Pepco Holdings, Inc........................      312,732
    1,800 PepsiCo, Inc...............................       96,930
    6,800 Perot Systems Corp., Class A Shares*.......       90,440
   10,275 Pfizer Inc.................................      360,139
    8,100 PG&E Corp.*................................      234,657
    6,700 Pharmaceutical Product Development, Inc.*..      199,593
    6,460 Pier 1 Imports, Inc........................      153,102
      800 Pixar*.....................................       51,568
    2,414 Plains Exploration & Production Co.*.......       44,997
    3,700 Praxair, Inc...............................      137,344
    4,075 Premcor Inc.*..............................      126,203
    3,100 Pride International, Inc.*.................       52,886
   10,925 Progress Energy, Inc.......................      514,349
    1,600 ProLogis...................................       57,392
   28,250 Protein Design Labs, Inc.*.................      672,915
    7,234 Provident Bankshares Corp..................      227,003
    1,900 Prudential Financial, Inc..................       85,082
    3,300 Public Service Enterprise Group Inc........      155,034

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                      Security                          Value
------------------------------------------------------------------------
    6,325 QIAGEN N.V.*..................................... $     83,300
    1,300 QLogic Corp.*....................................       42,913
    2,800 Quest Diagnostics Inc............................      231,924
      900 R.J. Reynolds Tobacco Holdings, Inc..............       54,450
   23,000 RadiSys Corp.*...................................      480,700
    6,300 Rambus Inc.*.....................................      176,589
   18,700 Red Hat, Inc.*...................................      427,482
    7,100 Reebok International Ltd.........................      293,585
      500 Regency Centers Corp.............................       23,365
    5,143 Regions Financial Corp...........................      187,822
      500 RF Micro Devices, Inc.*..........................        4,230
   20,300 Robert Half International Inc.*..................      479,486
   11,260 Roper Industries, Inc............................      543,295
    8,775 Ross Stores, Inc.................................      268,603
    6,800 Rowan Cos., Inc.*................................      143,412
    5,625 Royal Dutch Petroleum Co., NY Registered Shares..      267,637
    5,875 Ruby Tuesday, Inc................................      188,881
    2,825 Ryder System, Inc................................      109,412
    1,200 SAFECO Corp......................................       51,804
   21,200 Safeway Inc.*....................................      436,296
      647 Sanofi-Synthelabo S.A., ADR......................       21,137
   11,875 Sara Lee Corp....................................      259,588
      400 SCANA Corp.......................................       14,140
   22,150 Schering-Plough Corp.............................      359,273
    3,925 Scottish Re Group Ltd............................       94,946
    1,300 The Scotts Co., Class A Shares*..................       83,395
    4,255 SEACOR Holdings Inc.*............................      174,795
    6,300 Sears, Roebuck and Co............................      270,648
    1,700 SEI Investments Co...............................       56,100
    7,770 Sensient Technologies Corp.......................      145,066
    5,100 The ServiceMaster Co.............................       61,251
    4,600 Siebel Systems, Inc.*............................       52,946
    3,125 Sigma-Aldrich Corp...............................      172,938
    2,300 Sirva Inc.*......................................       55,476
    5,300 Skyworks Solutions, Inc.*........................       61,798
    5,075 SLM Corp.........................................      212,389
   20,000 Smithfield Foods, Inc.*..........................      542,400
   22,400 Smurfit-Stone Container Corp.*...................      394,016
    8,425 Sonic Automotive, Inc............................      211,046
   17,375 Sotheby's Holdings, Inc., Class A Shares*........      223,269
    6,954 The South Financial Group, Inc...................      205,769
    8,950 The Southern Co..................................      272,975
    6,550 Southern Union Co.*..............................      124,122
    8,200 Southwest Airlines Co............................      116,522
    5,370 Speedway Motorsports, Inc........................      162,765
    1,925 The Sports Authority, Inc.*......................       77,154
    1,800 The St. Joe Co...................................       73,242
    1,400 Starbucks Corp.*.................................       52,850
   37,900 Steelcase Inc., Class A Shares...................      492,700
    1,100 Stericycle, Inc.*................................       52,646
    4,300 STERIS Corp.*....................................      110,940
    9,625 Stillwater Mining Co.*...........................      151,112
      800 Stryker Corp.....................................       70,824
      600 Sun Microsystems, Inc.*..........................        2,496
    6,135 Superior Industries International, Inc...........      217,424
    3,810 Swift Transportation Co., Inc.*..................       65,418

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


 Shares                      Security                         Value
-----------------------------------------------------------------------
    1,600 Sycamore Networks, Inc.*........................ $      6,528
    6,100 Synopsys, Inc.*.................................      176,656
    6,450 Target Corp.....................................      290,508
    1,100 TCF Financial Corp..............................       56,177
    8,500 TECO Energy, Inc................................      124,355
   31,500 Tekelec*........................................      522,585
      700 Telephone and Data Systems, Inc.................       49,609
    4,800 Tenet Healthcare Corp.*.........................       53,568
    7,452 Therasense, Inc.*...............................      200,906
    2,000 Thor Industries, Inc............................       53,720
    9,600 THQ Inc.*.......................................      194,208
    6,275 Tidewater Inc...................................      176,516
    6,625 Tiffany & Co....................................      252,876
   80,423 Time Warner Inc.*...............................    1,355,932
    8,700 The Timken Co...................................      202,101
    5,000 The TJX Cos., Inc...............................      122,800
    2,500 Toll Brothers, Inc.*............................      113,575
    1,500 Tom Brown, Inc.*................................       56,400
      500 Tootsie Roll Industries, Inc....................       18,280
      600 Transatlantic Holdings, Inc.....................       52,326
    1,700 Transocean Inc.*................................       47,413
    1,330 Trex Co., Inc.*.................................       45,366
    3,000 Trimble Navigation Ltd.*........................       68,790
   16,105 Trinity Industries, Inc.........................      447,719
    2,325 Union Planters Corp.............................       69,401
   13,725 United Dominion Realty Trust, Inc...............      269,285
      800 United Parcel Service, Inc., Class B Shares.....       55,872
   13,800 United States Cellular Corp.*...................      533,370
      600 University of Phoenix Online*...................       52,212
    8,600 Univision Communications Inc., Class A Shares*..      283,886
    4,025 Unocal Corp.....................................      150,052
   15,300 UnumProvident Corp..............................      223,839
    2,600 USF Corp........................................       88,972
    4,900 UST Inc.........................................      176,890
    4,200 UTStarcom, Inc.*................................      120,792
    7,220 Valassis Communications, Inc.*..................      219,488
    2,575 Valero Energy Corp..............................      154,397
    1,000 Valley National Bancorp.........................       27,970
    3,765 The Valspar Corp................................      185,351
   10,350 Verizon Communications Inc......................      378,189
   13,575 Visteon Corp....................................      129,913
    2,575 Vornado Realty Trust............................      155,736
    1,100 Vulcan Materials Co.............................       52,184
    6,515 W.W. Grainger, Inc..............................      312,720
    2,700 Waddell & Reed Financial, Inc., Class A Shares..       66,204
    9,375 Walgreen Co.....................................      308,906
    6,275 Wal-Mart Stores, Inc............................      374,555
    7,832 Washington Federal, Inc.........................      199,951
      100 The Washington Post Co., Class B Shares.........       88,441
    4,030 Waste Connections, Inc.*........................      160,394
    8,375 Waste Management, Inc...........................      252,757
    2,200 Waters Corp.*...................................       89,848
    4,200 Watson Pharmaceuticals, Inc.*...................      179,718
    6,600 WebMD Corp.*....................................       58,674
    1,500 Weight Watchers International, Inc.*............       63,405
    2,300 Wells Fargo & Co................................      130,341

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (continued)


  Shares                                   Security                                      Value
--------------------------------------------------------------------------------------------------
       200 Wesco Financial Corp...................................................... $     77,400
     7,600 Westport Resources Corp.*.................................................      250,724
       100 White Mountains Insurance Group Ltd.......................................       52,450
     1,000 Whole Foods Market, Inc...................................................       74,950
     4,375 Wilmington Trust Corp.....................................................      163,494
     8,675 Winn-Dixie Stores, Inc....................................................       65,930
     5,450 Wm. Wrigley Jr. Co........................................................      322,204
     2,300 Wynn Resorts, Ltd.*.......................................................       80,500
    98,600 Xerox Corp.*..............................................................    1,436,602
     1,500 XL Capital Ltd., Class A Shares...........................................      114,060
     2,500 XTO Energy, Inc...........................................................       63,100
    16,400 Yahoo! Inc.*..............................................................      796,876
     1,050 Zebra Technologies Corp., Class A Shares*.................................       72,838
     3,850 Zimmer Holdings, Inc.*....................................................      284,053
                                                                                      ------------
           TOTAL COMMON STOCK
           (Proceeds -- $108,715,742)................................................  119,814,172
                                                                                      ------------

   Face
  Amount
----------
CORPORATE CONVERTIBLE BONDS AND NOTES
$1,000,000 Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08..........................    1,025,454
 1,000,000 First Data Corp., Notes, 4.700% due 11/1/06...............................    1,063,323
           General Motors Corp.:
 1,000,000   Notes, 7.200% due 1/15/11...............................................    1,097,417
   600,000   Sr. Notes, 7.125% due 7/15/13...........................................      656,576
 1,000,000 Host Marriott L.P., 9.500% due 1/15/07....................................    1,125,000
   500,000 Liberty Media Corp., Bonds, 7.875% due 7/15/09............................      591,031
                                                                                      ------------
           TOTAL CORPORATE CONVERTIBLE BONDS AND NOTES
           (Proceeds -- $5,377,602)..................................................    5,558,801
                                                                                      ------------
U.S. TREASURY OBLIGATIONS
 3,125,000 United States Treasury Note, 2.625% due 5/15/08 (Proceeds -- $3,085,152)..    3,145,022
                                                                                      ------------
           TOTAL OPEN SHORT SALES
           (Proceeds -- $117,178,496)................................................ $128,517,995
                                                                                      ============

--------
*  Non-income producing security.

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          March 31, 2004

   ASSETS:
    Investments, at value (Cost -- $141,395,600)............... $157,308,015
    Repurchase agreements, at value (Cost -- $20,861,000)......   20,861,000
    Cash.......................................................   13,195,775
    Deposits with brokers for short sales (Note 6).............  117,178,496
    Receivable for securities sold.............................   13,538,326
    Receivable for Fund shares sold............................    1,181,354
    Dividends and interest receivable..........................      484,217
                                                                ------------
    Total Assets...............................................  323,747,183
                                                                ------------
   LIABILITIES:
    Short sales, at value (Proceeds -- $117,178,496) (Note 6)..  128,517,995
    Payable for securities purchased...........................    2,508,981
    Payable for Fund shares reacquired.........................    1,304,242
    Dividends payable for short sales..........................      225,985
    Management fee payable.....................................      193,543
    Administration fee payable.................................       32,472
    Options written (Premium received -- $19,967) (Note 4).....       20,500
    Accrued expenses...........................................       93,245
                                                                ------------
    Total Liabilities..........................................  132,896,963
                                                                ------------
   Total Net Assets............................................ $190,850,220
                                                                ============
   NET ASSETS:
    Par value of shares of beneficial interest................. $     22,038
    Capital paid in excess of par value........................  186,095,641
    Overdistributed net investment income......................      (58,474)
    Accumulated net realized gain from investment
      transactions, options, short sales and foreign currencies      218,632
    Net unrealized appreciation of investments, options
      written and short sales..................................    4,572,383
                                                                ------------
   Total Net Assets............................................ $190,850,220
                                                                ============
   Shares Outstanding (Par value of $0.001 per share, Note 9)..   22,037,574
                                                                ============
   Net Asset Value, per share..................................        $8.66
                                                                ============

                      See Notes to Financial Statements.

          Statement of Operations
          For the Year Ended March 31, 2004

INVESTMENT INCOME:
  Dividends...................................................................... $  3,267,077
  Interest.......................................................................    2,172,300
  Less: Foreign withholding tax..................................................       (5,393)
                                                                                  ------------
  Total Investment Income........................................................    5,433,984
                                                                                  ------------
EXPENSES:
  Management fee (Note 2)........................................................    2,881,951
  Dividends on short sales.......................................................    2,144,467
  Administration fee (Note 2)....................................................      430,737
  Custody........................................................................      128,411
  Transfer agency services.......................................................       67,970
  Shareholder communications.....................................................       53,136
  Registration fees..............................................................       44,108
  Audit and legal................................................................       27,073
  Trustees fees..................................................................        9,026
  Other..........................................................................        6,017
                                                                                  ------------
  Total Expenses.................................................................    5,792,896
  Less: Management fee waiver (Note 2)...........................................     (157,422)
                                                                                  ------------
  Net Expenses...................................................................    5,635,474
                                                                                  ------------
Net Investment Loss..............................................................     (201,490)
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, SHORT SALES
AND FOREIGN CURRENCIES (NOTES 3, 4, 6 AND 8):
  Realized Gain (Loss) From:
   Investment transactions.......................................................   43,540,551
   Options written...............................................................      (58,071)
   Options purchased.............................................................      (70,181)
   Short sales...................................................................  (41,219,851)
   Foreign currency transactions.................................................          217
                                                                                  ------------
  Net Realized Gain..............................................................    2,192,665
                                                                                  ------------
  Change in Net Unrealized Appreciation of Investments, Options and Short Sales:
   Beginning of year.............................................................    1,756,786
   End of year...................................................................    4,572,383
                                                                                  ------------
  Increase in Net Unrealized Appreciation........................................    2,815,597
                                                                                  ------------
Net Gain on Investments, Options, Short Sales and Foreign Currencies.............    5,008,262
                                                                                  ------------
Increase in Net Assets From Operations........................................... $  4,806,772
                                                                                  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Years Ended March 31,

                                                                          2004          2003
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $    (201,490) $    504,980
  Net realized gain.................................................     2,192,665     1,004,185
  Increase in net unrealized appreciation...........................     2,815,597     1,921,800
                                                                     -------------  ------------
  Increase in Net Assets From Operations............................     4,806,772     3,430,965
                                                                     -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................       (43,825)     (571,668)
  Net realized gains................................................      (865,634)   (3,164,456)
                                                                     -------------  ------------
  Decrease in Net Assets From Distributions to Shareholders.........      (909,459)   (3,736,124)
                                                                     -------------  ------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares..................................    97,621,647   186,596,638
  Net asset value of shares issued for reinvestment of dividends....       859,412     3,673,666
  Cost of shares reacquired.........................................  (131,516,873)  (65,404,394)
                                                                     -------------  ------------
  Increase (Decrease) in Net Assets From Fund Share Transactions....   (33,035,814)  124,865,910
                                                                     -------------  ------------
Increase (Decrease) in Net Assets...................................   (29,138,501)  124,560,751
NET ASSETS:
  Beginning of year.................................................   219,988,721    95,427,970
                                                                     -------------  ------------
  End of year*...................................................... $ 190,850,220  $219,988,721
                                                                     =============  ============
* Includes undistributed (overdistributed) net investment income of:      $(58,474)      $11,723
                                                                     =============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements

1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Fund"), a separate investment fund of Consulting Group Capital Markets Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and fourteen separate investment funds: Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and ask price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net investment loss and accumulated net realized gain amounting to $114,753 and $78,852 was reclassified to paid-in capital, respectively. Net investment loss, net realized gain and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          Notes to Financial Statements
          (continued)


In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

2. Investment Management Agreement, Administration Agreement and Other Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Fund (collectively, "Advisers").

Under the Management Agreement, the Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Fund's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Fund's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                                      Maximum
                                                                        Actual       Allowable
                                                                    Management Fee     Annual
Advisers                                               Advisory Fee    Incurred    Management Fee
-------------------------------------------------------------------------------------------------
Multi-Strategy Market Neutral Investments............                    1.34%          1.80%
   Calamos Asset Management..........................      1.00%
   Camden Asset Management, L.P......................      1.20
   Franklin Portfolio Associates LLC.................      1.00
   Freeman Associates Investment Management LLC......      0.90
   Pegasus Investments, Inc..........................      1.20
   SSI Investment Management Inc.....................      1.00

Effective March 26, 2004, Pegasus Investments, Inc. was terminated as an
Adviser.

SBFM also acts as the Trust's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

During the period October 1, 2003 to March 31, 2004, the manager voluntarily agreed to waive a portion of its management fees amounting to $157,422. This fee waiver can be terminated at any time by SBFM and was terminated on March 31, 2004.

Citicorp Trust Bank, fsb. ("CTB"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $68,647 to CTB.

For the year ended March 31, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

          Notes to Financial Statements
          (continued)


3. Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                          Purchases......  $465,380,360
                                           ============
                          Sales..........  $510,469,753
                                           ============

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                Gross unrealized appreciation.....  $17,671,449
                Gross unrealized depreciation.....   (3,069,597)
                                                    -----------
                Net unrealized appreciation.......  $14,601,852
                                                    ===========

4. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At March 31, 2004, the Fund did not hold any purchased call options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

          Notes to Financial Statements
          (continued)


The following written call option transactions occurred during the year ended March 31, 2004:

                                                       Number of
                                                       Contracts  Premiums
   -------------------------------------------------------------------------
   Options written, outstanding at March 31, 2003....      452   $  187,574
   Options written...................................    5,180    1,653,289
   Options closed....................................   (2,750)    (841,145)
   Options exercised.................................   (2,710)    (978,703)
   Options expired...................................     (131)      (1,048)
                                                        ------   ----------
   Options written, outstanding at March 31, 2004....       41   $   19,967
                                                        ======   ==========

5. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the fund may be delayed or limited.

6. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

7. Foreign Securities

Funds that invest in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

8. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

At March 31, 2004, the Fund did not have any open forward foreign currency contracts outstanding.

          Notes to Financial Statements
          (continued)


9. Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                           Year Ended     Year Ended
                                         March 31, 2004 March 31, 2003
                                         -------------- --------------
Shares sold.............................   11,411,428     21,766,768
Shares issued on reinvestment...........      100,048        431,688
Shares reacquired.......................  (15,358,058)    (7,625,094)
                                          -----------     ----------
Net Increase (Decrease).................   (3,846,582)    14,573,362
                                          ===========     ==========

10. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at March 31, 2004 were:

                 Accumulated capital gains......  $1,470,721
                                                  ==========
                 Unrealized appreciation........  $3,261,820
                                                  ==========

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals, constructive sales, and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended March 31 was:

                                               2004      2003
                                             -------- ----------
              Ordinary income..............  $772,528 $3,702,931
              Long-term capital gains......   136,931     33,193
                                             -------- ----------
              Total........................  $909,459 $3,736,124
                                             ======== ==========

11. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

          Notes to Financial Statements
          (continued)


CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12. Subsequent Event

Camden Asset Management, L.P. will resign as an Adviser to the Fund effective June 30, 2004.

          Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                                       2004(1)    2003(1)   2002(1)  2001(1)  2000(1)(2)
                                                                      --------   --------  -------   -------  ----------
Net Asset Value, Beginning of Year..................................     $8.50      $8.44    $8.14     $8.36     $8.00
                                                                      --------   --------  -------   -------   -------
Income From Operations:
  Net investment income (loss)(3)(4)................................     (0.01)      0.03     0.10      0.32      0.19
  Net realized and unrealized gain(4)...............................      0.21       0.23     0.32      0.23      0.44
                                                                      --------   --------  -------   -------   -------
Total Income From Operations........................................      0.20       0.26     0.42      0.55      0.63
                                                                      --------   --------  -------   -------   -------
Less Distributions From:
  Net investment income.............................................     (0.00)*    (0.03)   (0.12)    (0.35)    (0.02)
  Net realized gains................................................     (0.04)     (0.17)   (0.00)*   (0.42)    (0.25)
                                                                      --------   --------  -------   -------   -------
Total Distributions.................................................     (0.04)     (0.20)   (0.12)    (0.77)    (0.27)
                                                                      --------   --------  -------   -------   -------
Net Asset Value, End of Year........................................     $8.66      $8.50    $8.44     $8.14     $8.36
                                                                      ========   ========  =======   =======   =======
Total Return(5).....................................................      2.33%      3.11%    5.20%     6.68%     7.98%++
Net Assets, End of Year (000s)......................................  $190,850   $219,989  $95,428   $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(3)(6).......      1.63%      1.70%    1.88%     1.90%     1.90%+
  Dividend expense from short sales.................................      1.00       0.94     0.59      0.61      0.80+
  Total expenses....................................................      2.63       2.64     2.47      2.51      2.70+
  Net investment income (loss)(4)...................................     (0.09)      0.35     1.23      3.71      2.65+
Portfolio Turnover Rate.............................................       253%       229%     324%      317%      249%

--------
(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(3) The manager has agreed to waive a portion of its management fee for the years ended March 31, 2004, March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                            Expense Ratio Without
                                     Per Share Decrease to Fee Waiver and Dividend
                                     Net Investment Income Expense from Short Sales
                                     --------------------- ------------------------
        2004........................         $0.01                      1.70%
        2001........................          0.01                      2.05
        2000........................          0.05                      2.64+

(4) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.11, $0.31 and 1.31%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Independent Auditors' Report

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Multi-Strategy Market Neutral Investments ("Fund") of Consulting Group Capital Markets Funds as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period May 10, 1999 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of March 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period May 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP
New York, New York
May 12, 2004

          Additional Information
          (unaudited)

Information about Trustees and Officers

The business and affairs of the Consulting Group Capital Markets Funds ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                           Term of                                Number of
                                           Office*                                Portfolios
                                             and                                   in Fund
                                           Length                                  Complex
                             Position(s)   of Time Principal Occupation(s) During  Overseen  Other Board Memberships
Name, Address and Age       Held with Fund Served         Past Five Years         by Trustee     Held by Trustee
---------------------       -------------- ------- ------------------------------ ---------- -----------------------
Non-Interested Trustees:
H. John Ellis               Trustee         Since   Retired                          28               None
858 E. Crystal Downs Drive                  1999
Frankfort, MI 49635
Age 77
Armon E. Kamesar            Trustee         Since   Chairman, TEC                    28      Inter Ocean Systems
7328 Country Club Drive                     1994    International (organization              Inc.
La Jolla, CA 92037                                  of chief executives);
Age 76                                              Trustee, U.S. Bankruptcy
                                                    Court
Stephen E. Kaufman          Trustee         Since   Attorney                         55               None
Stephen E. Kaufman, PC                      1991
277 Park Avenue, 47th Floor
New York, NY 10172
Age 72
John J. Murphy              Trustee         Since   President, Murphy Capital        28      Barclays International
123 Prospect Street                         2002    Management                               Funds Group Ltd. and
Ridgewood, NJ 07450                                                                          affiliated companies
Age 60
Interested Trustee:
R. Jay Gerken, CFA**        Chairman,       Since   Managing Director of             221              None
Citigroup Asset Management  President and   2002    Citigroup Global Markets
("CAM")                     Chief                   Inc. ("CGM"); Chairman,
399 Park Avenue             Executive               President and Chief
4th Floor                   Officer                 Executive Officer of Smith
New York, NY 10022                                  Barney Fund Management
Age 52                                              LLC ("SBFM"), Travelers
                                                    Investment Adviser, Inc.
                                                    ("TIA") and Citi Fund
                                                    Management Inc. ("CFM");
                                                    President and Chief
                                                    Executive Officer of certain
                                                    mutual funds associated
                                                    with Citigroup Inc.
                                                    ("Citigroup"); Formerly,
                                                    Portfolio Manager of Smith
                                                    Barney Allocation Series
                                                    Inc. (from 1996 to 2001)
                                                    and Smith Barney Growth
                                                    and Income Fund (from
                                                    1996 to 2000)

          Additional Information
          (unaudited) (continued)

                                     Term of                                Number of
                                     Office*                                Portfolios
                                       and                                   in Fund
                                     Length                                  Complex
                       Position(s)   of Time Principal Occupation(s) During  Overseen  Other Board Memberships
Name, Address and Age Held with Fund Served         Past Five Years         by Trustee     Held by Trustee
--------------------- -------------- ------- ------------------------------ ---------- -----------------------
Officers:
Andrew B. Shoup       Senior Vice     Since   Director of CAM; Senior          N/A               N/A
CAM                   President,      2003    Vice President and Chief
125 Broad Street      Chief                   Administrative Officer of
11th Floor            Administrative          mutual funds associated
New York, NY 10004    Officer and             with Citigroup; Treasurer
Age 47                Treasurer               of certain mutual funds
                                              associated with Citigroup;
                                              Head of International
                                              Funds Administration of
                                              CAM (from 2001 to 2003);
                                              Director of Global Funds
                                              Administration of CAM
                                              (from 2000 to 2001); Head
                                              of U.S. Citibank Funds
                                              Administration of CAM
                                              (from 1998 to 2000)
Paul Hatch            Investment      Since   Director of Managed              N/A               N/A
The Consulting Group  Officer         2001    Accounts, Smith Barney
388 Greenwich Street
New York, NY 10013
Age 46
Stephen M. Hagan      Investment      Since   First Vice President of The      N/A               N/A
The Consulting Group  Officer         1997    Consulting Group
222 Delaware Avenue
Wilmington, DE 19801
Age 35
LeRoy T. Pease        Investment      Since   First Vice President of The      N/A               N/A
The Consulting Group  Officer         1996    Consulting Group
222 Delaware Avenue
Wilmington, DE 19801
Age 43

          Additional Information
          (unaudited) (continued)

                                          Term of                                Number of
                                          Office*                                Portfolios
                                            and                                   in Fund
                                          Length                                  Complex
                            Position(s)   of Time Principal Occupation(s) During  Overseen  Other Board Memberships
Name, Address and Age      Held with Fund Served         Past Five Years         by Trustee     Held by Trustee
---------------------      -------------- ------- ------------------------------ ---------- -----------------------
Andrew Beagley             Chief Anti-     Since   Director of CGM (since           N/A               N/A
CAM                        Money           2002    2000); Director of
399 Park Avenue, 4th Floor Laundering              Compliance, North
New York, NY 10022         Compliance              America, CAM (since
Age 40                     Officer                 2000); Chief Anti-Money
                                                   Laundering Compliance
                                                   Officer and Vice President
                                                   of certain mutual funds
                                                   associated with Citigroup;
                                                   Director of Compliance,
                                                   Europe, the Middle East
                                                   and Africa, Citigroup Asset
                                                   Management (from 1999
                                                   to 2000); Compliance
                                                   Officer, Salomon Brothers
                                                   Asset Management
                                                   Limited, Smith Barney
                                                   Global Capital
                                                   Management Inc.,
                                                   Salomon Brothers Asset
                                                   Management Asia Pacific
                                                   Limited (from 1997 to
                                                   1999)
Frances M. Guggino         Controller      Since   Vice President of CGM;           N/A               N/A
CAM                                        2003    Controller of certain
125 Broad Street                                   mutual funds associated
10th Floor                                         with Citigroup
New York, NY 10004
Age 45
Robert I. Frenkel          Secretary and   Since   Managing Director and            N/A               N/A
CAM                        Chief Legal     2003    General Counsel of Global
300 First Stamford Place   Officer                 Mutual Funds for CAM
4th Floor                                          and its predecessor (since
Stamford, CT 06902                                 1994); Secretary of CFM
Age 49                                             (from 2001 to 2004);
                                                   Secretary and Chief Legal
                                                   Officer of mutual funds
                                                   associated with Citigroup

--------
* Each Trustee and Officer serves until his or her successors has been duly elected and qualified.
**Mr. Gerken is an "interested person" of the fund as defined in the Investment
  Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

          Tax Information
          (unaudited)


For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2004:

   . Corporate dividends received deduction of 53.06%.
   . Long-term capital gain distributions of $136,931.
   . For taxable non-corporate shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of qualified dividend income distributed by the Fund is provided to shareholders on their Form 1099-Div annually.

                              WWW.SMITHBARNEY.COM




[LOGO]
SMITHBARNEY
      citigroup

         (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney
          and Consulting Group are divisions of Citigroup Global Markets Inc.
        Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.

              This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not
        authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Trust (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at
                                     www.sec.gov.

         TK 2122 5/04    Consulting Group Capital Markets Funds . 222 Delaware
                      Avenue . Wilmington, Delaware    .    19801

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Armon E. Kamesar, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Kamesar as the Audit Committee's financial expert. Mr. Kamesar is an "independent" Trustee pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Consulting Group Capital Markets Funds were $18,000 and $13,000 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Consulting Group Capital Markets Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Consulting Group Capital Markets Funds were $2,000 and $2,000 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Consulting Group Capital Markets Funds

         (d) There were no all other fees for Consulting Group Capital Markets Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

              Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Consulting Group Capital Markets Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Consulting Group Capital Markets Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: June 7, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Financial Officer of
      Consulting Group Capital Markets Funds

Date: June 7, 2004